                                                     REGISTRATION NOS. 333-72259
                                                                        811-6216
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 6


                             REGISTRATION STATEMENT
                                   UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 6

                       (CHECK APPROPRIATE BOX OR BOXES.)
                            ------------------------

                            MONY VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)
                          MONY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 708-2000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)


                            SUSAN R. HARRISON, ESQ.


                          SENIOR COUNSEL -- OPERATIONS


                          MONY LIFE INSURANCE COMPANY
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------


     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective on May 1, 2001 pursuant to paragraph (a) of Rule 485.

                            ------------------------

STATEMENT PURSUANT TO RULE 24F-2


     The Registrant registers an indefinite number or amount of its flexible payment variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for Registrant's fiscal year ending December 31, 2000 will be filed on or before March 30, 2001.

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                             CROSS REFERENCE SHEET
                             (REQUIRED BY RULE 495)

                                     PART A

                        ITEM NO.                                            LOCATION
                        --------                                            --------
 1.  Cover Page..........................................  Cover Page
 2.  Definitions.........................................  Definitions
 3.  Synopsis............................................  Summary of the Contract
 4.  Condensed Financial Information.....................  Condensed Financial Information
 5.  General Description of Registrant, Depositor,
       and Portfolio Companies...........................  MONY Life Insurance Company; MONY Variable
                                                           Account A; The Funds
 6.  Deductions and Expenses.............................  Charges and Deductions
 7.  General Description of Variable Annuity Contracts...  Payment and Allocation of Purchase
                                                           Payments; Other Provisions
 8.  Annuity Period......................................  Annuity Provisions
 9.  Death Benefit.......................................  Death Benefit; Annuity Provisions
10.  Purchases and Contract Value........................  Payment and Allocation of Purchase
                                                           Payments
11.  Redemptions.........................................  Surrenders
12.  Taxes...............................................  Federal Tax Status
13.  Legal Proceedings...................................  Legal Proceedings
14.  Table of Contents of Statement of Additional
       Information.......................................  Table of Contents of Statement of
                                                           Additional Information

                                               PART B
15.  Cover Page..........................................  Cover Page
16.  Table of Contents...................................  Table of Contents
17.  General Information and History.....................  MONY Life Insurance Company
18.  Services............................................  Not Applicable
19.  Purchases of Securities Being Offered...............  Not Applicable
20.  Underwriters........................................  Prospectus -- MONY Life Insurance Company
21.  Calculation of Performance Data.....................  Performance Data
22.  Annuity Payments....................................  Not Applicable
23.  Financial Statements................................  Financial Statements

                                               PART C
  Information related to the following Items is set forth under the appropriate Item, so numbered, in
Part C to this Registration Statement.

24.  Financial Statements and Exhibits
25.  Directors and Officers of the Depositor
26.  Persons Controlled by or Under Common Control with the Depositor or Registrant
27.  Number of Contractowners
28.  Indemnification
29.  Principal Underwriters
30.  Location of Accounts and Records
31.  Management Services
32.  Undertakings

                                   PROSPECTUS

                               Dated May 1, 2001


             Individual Flexible Payment Variable Annuity Contracts

                                   Issued By

                            MONY Variable Account A
                          MONY Life Insurance Company

MONY Life Insurance Company (the "Company") issues the flexible payment variable annuity contract described in this prospectus. Among the contract's many terms are:

Allocation of Purchase Payments and Cash Value

- You can tell us what to do with your purchase payments. You can also tell us what to do with the fund value your contract may create for you resulting from those purchase payments.

     - You can tell us to place them into a separate account. That separate account is called MONY Variable Account A.


        - If you do, you can also tell us to place your purchase payments and fund values into any of the 25 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. The subaccounts invest in shares of the following portfolios of the MONY Series Fund, Inc., The Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and Janus Aspen Series ("the Funds").


          - MONY Series Fund, Inc.

             - Money Market Portfolio, Government Securities Portfolio, Long
               Term Bond Portfolio and Intermediate Term Bond Portfolio

          - Enterprise Accumulation Trust

             - Equity Income Portfolio, Growth and Income Portfolio, Growth
               Portfolio, Equity Portfolio, Capital Appreciation Portfolio, Managed Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, International Growth Portfolio, High Yield Bond Portfolio, Multi-Cap Growth Portfolio and Balanced Portfolio.

          - Dreyfus Stock Index Fund

          - The Dreyfus Socially Responsible Growth Fund, Inc.

          - Fidelity Variable Insurance Products Fund

             - Growth Portfolio

          - Fidelity Variable Insurance Products Fund II

             - Contrafund(R) Portfolio

          - Fidelity Variable Insurance Products Fund III

             - Growth Opportunities Portfolio

          - Janus Aspen Series

             - Aggressive Growth Portfolio, Balanced Portfolio, Capital
               Appreciation Portfolio and Worldwide Growth Portfolio.

     - You can also tell us to place some or all of your purchase payments and fund values into our Guaranteed Interest Account. Our account will pay you a guaranteed interest rate annually, and we will guarantee that those purchase payments and fund values will not lose any value, so long as you leave the purchase payments and fund values in the Account. Purchase payments and fund values you place into the Guaranteed Interest Account become part of our assets.

Living Benefits

- Annuity Benefits

- This contract is designed to pay to you the cash value in periodic installments.

- Fund Value Benefits

     - You may ask for some or all of the contract's fund value at any time. If you do, we may deduct a surrender charge.

- Loans

     - You may borrow up to 50% of the fund value of the contract if you are a qualified retirement plan under Internal Revenue Code Section 401(k). You will have to pay interest to us on the amount borrowed.

Death Benefit

- We will pay a death benefit to your beneficiary upon the death of the person you name as annuitant before the annuity starting date.

Fees and Charges

- The contract allows us to deduct certain charges from the fund value. These charges are detailed in this prospectus.

STATEMENT OF ADDITIONAL INFORMATION


A Statement of Additional Information dated May 1, 2001 containing additional information about the Contracts is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request to the address shown on the request form on page 51 of this prospectus or by telephoning 1-800-487-6669. The Table of Contents of the Statement of Additional Information can be found on page 51 of this prospectus.


This prospectus is not an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction where such may not be lawfully made.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus contains basic information that you should know before investing. It comes with prospectuses for the MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and Janus Aspen Series. You should read these prospectuses carefully and keep them for future reference.

                          MONY Life Insurance Company
                    1740 Broadway, New York, New York 10019
                                 1-800-487-6669

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Summary of the Contract.....................................  1
Definitions.................................................  1
  Purpose of the Contract...................................  1
  Purchase Payments and Fund Values.........................  1
  MONY Variable Account A...................................  2
  Guaranteed Interest Account...............................  2
  Minimum Purchase Payments.................................  2
  Transfer of Fund Values...................................  3
  Contract Loans............................................  3
  Surrender.................................................  3
  Charges and Deductions....................................  3
  Right to Return Contract Provision........................  3
  Death Benefit.............................................  3
Detailed Information About the Company and MONY Variable
  Account A.................................................  11
  MONY Life Insurance Company...............................  11
  MONY Variable Account A...................................  11
The Funds...................................................  16
  Purchase of Portfolio Shares by MONY Variable Account A...  22
  Guaranteed Interest Account...............................  22
Detailed Information About the Policy.......................  23
  Payment and Allocation of Purchase Payments...............  23
  Termination of the Contract...............................  28
Surrenders..................................................  28
Loans.......................................................  30
Death Benefit...............................................  30
  Death Benefit Provided by the Contract....................  30
  Enhanced Death Benefit Options............................  30
  Election and Effective Date of Election...................  31
  Payment of Death Benefit..................................  32
Charges and Deductions......................................  32
  Deductions from Purchase Payments.........................  33
  Charges Against Fund Value................................  33
Annuity Provisions..........................................  37
  Annuity Payments..........................................  37
  Election and Change of Settlement Option..................  37
  Settlement Options........................................  38
  Frequency of Annuity Payments.............................  38
  Additional Provisions.....................................  39
Guaranteed Interest Account.................................  39
Other Provisions............................................  40
  Ownership.................................................  40
  Provision Required by Section 72(s) of the Code...........  40
  Provision Required by Section 401(a)(9) of the Code.......  41
  Secondary Annuitant.......................................  41
  Assignment................................................  42

                                                              PAGE
                                                              ----
  Change of Beneficiary.....................................  42
  Substitution of Securities................................  43
  Modification of the Contracts.............................  43
  Change in Operation of MONY Variable Account A............  43
Voting Rights...............................................  43
Distribution of the Contracts...............................  45
Federal Tax Status..........................................  45
  Introduction..............................................  45
  Tax Treatment of the Company..............................  45
  Taxation of Annuities in General..........................  45
  Retirement Plans..........................................  47
Performance Data............................................  47
Additional Information......................................  49
Legal Proceedings...........................................  49
Financial Statements........................................  49
Table of Contents of Statement of Additional Information....  50

                            SUMMARY OF THE CONTRACT

     This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your contract. This summary and the entire prospectus will describe the part of the contract involving MONY Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account and the portfolios offered by the Funds. Guaranteed Interest Account is contained in your contract. More detailed information about the portfolios offered by the Funds is contained in the prospectuses attached to this prospectus.

                                  DEFINITIONS

THIS PROSPECTUS CONTAINS SOME SPECIALIZED TERMS. WE HAVE DEFINED SPECIALIZED TERMS ON THE PAGE WHERE THEY FIRST APPEAR. THE DEFINITIONS WILL APPEAR ON THE PAGE IN A BOX LIKE THIS ONE.

PURPOSE OF THE CONTRACT

     The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

     The Contract is designed to allow an owner to make purchase payments to the Company under the Contract. Those purchase payments are allocated at the owner's choice among the subaccounts of MONY Variable Account A and the Guaranteed Interest Account. Those purchase payments can accumulate for a period of time and create fund values for the owner. The owner can choose the length of time that such purchase payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon those accumulated fund values.

     An owner may use the Contract's design to accumulate fund values for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs ( the "Qualified Plans") may qualify for federal income tax advantages available under Sections 401, 403 (other than Section 403(b)), 408, 408A and 457 of the Internal Revenue Code (the "Code").

QUALIFIED PLANS -- Retirement plans that receive favorable tax treatment under
Section 401, 403 (other than Section 403(b)), 408 or 457 of the Internal Revenue Code.

QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.

     The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge. It may also be subject to income and other taxes.

PURCHASE PAYMENTS AND FUND VALUES

     The purchase payments you make for the Contract are received by the Company. Currently those purchase payments are not subject to taxes imposed by the United States Government or any state or local government.

     You may allocate your purchase payments to one or more of the subaccounts of MONY Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account. The purchase payments you allocate among the various subaccounts of MONY Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the purchase payments you allocate to any of the subaccounts of MONY Variable Account A will increase or that the purchase payments you make will not lose value.

     Purchase payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5%.

MONY VARIABLE ACCOUNT A

     MONY Variable Account A is a separate investment account of MONY Life Insurance Company (the "Company"). MONY Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

     The subaccounts of MONY Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds" at page 17). Owners bear the entire investment risk for all amounts allocated to MONY Variable Account A subaccounts.

OWNER -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner. A collateral assignee is not the Owner.

PURCHASE PAYMENT (PAYMENT) -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

GUARANTEED INTEREST ACCOUNT

     The Guaranteed Interest Account is part of the Company's general account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account" at page 23.)

FUND VALUE -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account, and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account or the Loan Account, as the context requires.

BUSINESS DAY -- Each day that the New York Stock Exchange is open for trading.

MINIMUM PURCHASE PAYMENTS

     The minimum purchase payment for individuals varies depending upon the purchaser of the contract and the method of paying the purchase payments. See "Payment and Allocation of Purchase Payments" on page 24.

     Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract" at page 24.) The Company may change any of these requirements in the future.

TRANSFER OF FUND VALUES

     You may transfer fund value among the subaccounts and to or from the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed, and received by the Company at its Syracuse Operations Center. (See "Transfers", page 28.)

CONTRACT LOANS

     If your contract permits, you may borrow up to 50% of your Contract's fund value from the Company. Your contract will be the only security required for the loan. Contracts issued to Qualified Plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's general account.

     We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due will be borrowed from the Contract's fund value.

SURRENDER

     You may surrender all or part of the Contract at any time and receive its cash value while the annuitant is alive prior to the annuity starting date. We may impose a surrender charge. The amounts you receive upon surrender may be subject to income taxes. (See "Federal Tax Status" at page 46.)

CHARGES AND DEDUCTIONS

     The Contract provides for the deduction of various charges and expenses from the fund value of the Contract. These deductions are summarized in the table on page 34 and discussed in greater detail beginning on page 34.

NON-QUALIFIED CONTRACTS -- Contracts issued under Non-Qualified Plans.

NON-QUALIFIED PLANS -- Retirement Plans that do not receive favorable tax treatment under Sections 401, 403, 408, or 457 of the Internal Revenue Code.

RIGHT TO RETURN CONTRACT PROVISION

     You have the right to examine the Contract when you receive it. You may return the Contract for any reason within ten days from the day you receive it. You will receive a full refund of the purchase payments received by the Company. During the Right to Return Contract period, purchase payments will be retained in the Company's general account and will earn interest at a rate not less than 3 1/2% per year. If you have not returned the Contract at the end of the Right to Return Contract period, we transfer the net purchase payments with interest to the subaccounts and/or the Guaranteed Interest Account.

DEATH BENEFIT

     If the Annuitant (and the Secondary Annuitant, if any) dies before the date the annuity payments start, the Company will pay a death benefit to the Beneficiary. Under certain circumstances, an Enhanced Death Benefit may be payable. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death Benefit" at page 31 and "Enhanced Death Benefit Options" at page 31.)

ANNUITANT -- The person upon whose continuation of life any annuity payment depends and to whom annuity payments are made.

SECONDARY ANNUITANT -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.

                          MONY LIFE INSURANCE COMPANY

                            MONY VARIABLE ACCOUNT A
               TABLE OF FEES FOR THE YEAR ENDED DECEMBER 31, 1999


CONTRACTOWNER TRANSACTION EXPENSES:
Maximum Deferred Sales Load (Surrender Charge) (as a
  percentage of amount surrendered).........................     7%*

MAXIMUM ANNUAL CONTRACT CHARGE..............................  $ 30**

MAXIMUM TRANSFER CHARGE.....................................  $ 25**

SEPARATE ACCOUNT ANNUAL EXPENSES:
Maximum Mortality and Expense Risk Fees.....................  1.35%***
Total Separate Account Annual Expenses......................  1.35%***


---------------

  * The Surrender Charge percentage, which reduces to zero as shown in the table on page 36, is determined by the Contract Year in which the surrender occurs. See Surrender Charge Percentage Table on page 36. The Surrender Charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. See "Charges against Fund Value -- Free Partial Surrender Amount" at page 37.

 ** The Annual Contract Charge is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $30 per contract year. See "Charges Against Fund Value -- Annual Contract Charge", at page 35. The Transfer Charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer over 12, which will not exceed $25. See "Charges Against Fund Value -- Transfer Charge" at page 35.


*** The Mortality and Expense Risk charge is deducted daily equivalent to a current annual rate of 1.35 percent (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35%) from the value of the net assets of the Separate Account.


                             MONY SERIES FUND, INC.

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                 GOVERNMENT
                                            INTERMEDIATE TERM     LONG TERM      SECURITIES   MONEY MARKET
                                             BOND PORTFOLIO     BOND PORTFOLIO   PORTFOLIO     PORTFOLIO
                                            -----------------   --------------   ----------   ------------
Management Fees...........................        0.50%              0.50%          0.50%         0.40%
Expenses..................................        0.07%              0.05%          0.08%         0.04%
                                                  ----               ----           ----          ----
Total Annual Expenses.....................        0.57%              0.55%          0.58%(1)      0.44%
                                                  ====               ====           ====          ====

---------------

(1) Expenses did not include custodial credits. With custodial credits, expenses would have been 0.57%.

                         ENTERPRISE ACCUMULATION TRUST

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                              SMALL                                   HIGH        SMALL
                                             COMPANY                INTERNATIONAL     YIELD      COMPANY     EQUITY
                                 EQUITY       VALUE      MANAGED       GROWTH         BOND       GROWTH      INCOME      GROWTH
                                PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                ---------   ---------   ---------   -------------   ---------   ---------   ---------   ---------
Management Fees..............     0.78%       0.80%       0.72%         0.85%         0.60%       1.00%       0.75%       0.75%
Expenses.....................     0.04%       0.04%       0.04%         0.16%         0.09%       0.40%       0.30%       0.09%
                                  -----       -----       -----         -----         -----       -----       -----       -----
Total Accumulation Trust.....
Annual Expenses After
 Reimbursement...............     0.82%       0.84%       0.76%         1.01%         0.69%     1.40%(1)    1.05%(1)      0.84%
                                  =====       =====       =====         =====         =====       =====       =====       =====

                                               GROWTH
                                 CAPITAL         AND
                               APPRECIATION    INCOME
                                PORTFOLIO     PORTFOLIO
                               ------------   ---------
Management Fees..............     0.75%         0.75%
Expenses.....................     0.41%         0.19%
                                  -----         -----
Total Accumulation Trust.....
Annual Expenses After
 Reimbursement...............     1.16%         0.94%
                                  =====         =====

---------------

(1) Enterprise Capital Management, Inc. has contractually agreed to limit expenses on these Portfolios to the amount shown. This contractual limitation is in effect until April 30, 2001. Without the contractual limitation, the total expenses would have been as follows: Small Company Growth -- 1.55%; and Equity Income -- 1.20%.

                         ENTERPRISE ACCUMULATION TRUST

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                      MULTI-CAP
                                                              BALANCED PORTFOLIO   GROWTH PORTFOLIO
                                                              ------------------   ----------------
Management Fees.............................................         0.75%               1.00%
Expenses....................................................         0.20%               0.40%
                                                                     ----                ----
Total Annual Expenses*......................................         0.95%               1.40%
                                                                     ====                ====

---------------

* Enterprise Capital Management, Inc. has contractually agreed to limit expenses on these Portfolios to the amount shown. This contractual limitation is in effect until April 30, 2001. Without the contractual limitation, the total expenses would have been as follows: Balanced -- 1.89%; and Multi-Cap
  Growth -- 1.52%.

                            DREYFUS STOCK INDEX FUND

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.245%
Expenses....................................................  0.015%
                                                              -----
Total Annual Expenses.......................................   0.26%
                                                              =====

               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.75%
Expenses....................................................  0.04%
                                                              ----
Total Annual Expenses.......................................  0.79%
                                                              ====

                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                              GROWTH PORTFOLIO
                                                              ----------------
Management Fees.............................................        0.58%
Expenses....................................................        0.09%
Distribution and Service (12b-1) Fee........................        0.10%
                                                                    ----
Total Annual Expenses*......................................        0.77%
                                                                    ====

---------------
* Expenses do not include reimbursements. With reimbursements, expenses would have been 0.75%.

                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

          PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                  CONTRAFUND(R)
                                                                    Portfolio
                                                              ---------------------
Management Fees.............................................          0.58%
Expenses....................................................          0.10%
Distribution and Service (12b-1) Fee........................          0.10%
                                                                      ----
Total Annual Expenses*......................................          0.78%
                                                                      ====

---------------
* Expenses do not include reimbursements. With reimbursements, expenses would have been 0.75%.

                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                              GROWTH OPPORTUNITIES
                                                              --------------------
Management Fees.............................................          0.58%
Expenses....................................................          0.11%
Distribution and Service (12b-1) Fee........................          0.10%
                                                                      ----
Total Annual Expenses*......................................          0.79%
                                                                      ====

---------------
* Expenses do not include reimbursements. With reimbursements, expenses would have been 0.78%.

                               JANUS ASPEN SERIES

         PRO FORMA ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                       AGGRESSIVE                 CAPITAL      WORLDWIDE
                                                         GROWTH     BALANCED    APPRECIATION    GROWTH
                                                       PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                       ----------   ---------   ------------   ---------
Management Fees......................................     0.65%       0.65%         0.65%        0.65%
Other Expenses.......................................     0.02%       0.02%         0.04%        0.05%
                                                          ----        ----          ----         ----
Total Annual Expenses*...............................     0.67%       0.67%         0.69%        0.70%
                                                          ====        ====          ====         ====

---------------

 * Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in management fee.

     The purpose of the Table of Fees beginning on page 4 is to assist the Owner in understanding the various costs and expenses that the Owner will bear, directly or indirectly. The table reflects the expenses of the separate account as well as of the Funds. The Funds have provided information relating to their respective operations. The expenses borne by the Separate Account are explained under the caption "Charges and Deductions" at page 34 of this Prospectus. The expenses borne by the Funds are explained in the accompanying prospectuses for the Funds. The table does not reflect income taxes or penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.


     EXAMPLE



          If you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:



                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
MONY Money Market....................................   $83      $116      $150       $211
MONY Intermediate Term Bond..........................   $84      $120      $156       $224
MONY Long Term Bond..................................   $84      $119      $155       $222
MONY Government Securities...........................   $84      $120      $156       $224
Enterprise Equity....................................   $87      $127      $168       $250
Enterprise Small Company Value.......................   $87      $127      $169       $252
Enterprise Managed...................................   $86      $125      $165       $244
Enterprise International Growth......................   $89      $132      $177       $270
Enterprise High Yield Bond...........................   $86      $123      $162       $237
Enterprise Growth....................................   $87      $127      $169       $252
Enterprise Growth and Income.........................   $88      $130      $174       $263
Enterprise Small Company Growth......................   $92      $146      $202       $322
Enterprise Equity Income.............................   $89      $136      $185       $287
Enterprise Capital Appreciation......................   $90      $136      $185       $285
Enterprise Multi-Cap Growth..........................   $92      $145      $200       $319
Enterprise Balanced..................................   $88      $149      $211       $348
Dreyfus Stock Index..................................   $82      $111      $141       $191
The Dreyfus Socially Responsible Growth..............   $87      $126      $167       $247
Fidelity VIP Growth..................................   $86      $125      $165       $243
Fidelity VIP II Contrafund(R)........................   $86      $125      $165       $243
Fidelity VIP III Growth Opportunities................   $86      $126      $166       $246
Janus Aspen Series Aggressive Growth.................   $85      $123      $161       $235
Janus Aspen Series Balanced..........................   $85      $123      $161       $235
Janus Aspen Series Capital Appreciation..............   $86      $123      $162       $237
Janus Aspen Series Worldwide Growth..................   $86      $123      $163       $238

          If you annuitize at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:



                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
MONY Money Market....................................   $83      $116      $ 97       $211
MONY Intermediate Term Bond..........................   $84      $120      $104       $224
MONY Long Term Bond..................................   $84      $119      $103       $222
MONY Government Securities...........................   $84      $120      $104       $224
Enterprise Equity....................................   $87      $127      $116       $250
Enterprise Small Company Value.......................   $87      $127      $117       $252
Enterprise Managed...................................   $86      $125      $113       $244
Enterprise International Growth......................   $89      $132      $126       $270
Enterprise High Yield Bond...........................   $86      $123      $110       $237
Enterprise Growth....................................   $87      $127      $117       $252
Enterprise Growth and Income.........................   $88      $130      $123       $263
Enterprise Small Company Growth......................   $92      $146      $152       $322
Enterprise Equity Income.............................   $89      $136      $134       $287
Enterprise Capital Appreciation......................   $90      $136      $134       $285
Enterprise Multi-Cap Growth..........................   $92      $145      $150       $319
Enterprise Balanced..................................   $88      $149      $161       $348
Dreyfus Stock Index..................................   $82      $111      $ 88       $191
The Dreyfus Socially Responsible Growth..............   $87      $126      $115       $247
Fidelity VIP Growth..................................   $86      $125      $113       $243
Fidelity VIP II Contrafund(R)........................   $86      $125      $113       $243
Fidelity VIP III Growth Opportunities................   $86      $126      $114       $246
Janus Aspen Series Aggressive Growth.................   $85      $123      $109       $235
Janus Aspen Series Balanced..........................   $85      $123      $109       $235
Janus Aspen Series Capital Appreciation..............   $86      $123      $110       $237
Janus Aspen Series Worldwide Growth..................   $86      $123      $110       $238



          If you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:



                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
MONY Money Market....................................   $18       $56      $ 97       $211
MONY Intermediate Term Bond..........................   $19       $60      $104       $224
MONY Long Term Bond..................................   $19       $60      $103       $222
MONY Government Securities...........................   $19       $60      $104       $224
Enterprise Equity....................................   $22       $68      $116       $250
Enterprise Small Company Value.......................   $22       $69      $117       $252
Enterprise Managed...................................   $21       $66      $113       $244
Enterprise International Growth......................   $24       $74      $126       $270
Enterprise High Yield Bond...........................   $21       $64      $110       $237
Enterprise Growth....................................   $22       $69      $117       $252
Enterprise Growth and Income.........................   $23       $72      $123       $263
Enterprise Small Company Growth......................   $28       $88      $152       $322
Enterprise Equity Income.............................   $24       $78      $134       $287
Enterprise Capital Appreciation......................   $25       $78      $134       $285
Enterprise Multi-Cap Growth..........................   $28       $88      $150       $319
Enterprise Balanced..................................   $23       $91      $161       $348
Dreyfus Stock Index..................................   $16       $51      $ 88       $191
The Dreyfus Socially Responsible Growth..............   $22       $67      $115       $247

                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
Fidelity VIP Growth..................................   $21       $66      $113       $243
Fidelity VIP II Contrafund(R)........................   $21       $66      $113       $243
Fidelity VIP III Growth Opportunities................   $22       $67      $114       $246
Janus Aspen Series Aggressive Growth.................   $21       $63      $109       $235
Janus Aspen Series Balanced..........................   $21       $63      $109       $235
Janus Aspen Series Capital Appreciation..............   $21       $64      $110       $237
Janus Aspen Series Worldwide Growth..................   $21       $64      $110       $238


     THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. ALL VARIABLE ACCOUNT EXPENSES AS WELL AS PORTFOLIO COMPANY (THE FUNDS) EXPENSES ARE REFLECTED IN THE EXAMPLES. EXPENSE REIMBURSEMENTS ARE REFLECTED ONLY IN THE YEARS WHERE THERE IS A CONTRACTUAL OBLIGATION IN EFFECT. NOT REFLECTED IN THE EXAMPLES WHICH ASSUME SURRENDER AT THE END OF EACH TIME PERIOD ARE INCOME TAXES AND PENALTY TAXES WHICH MAY BECOME PAYABLE UNDER THE INTERNAL REVENUE CODE OR PREMIUM OR OTHER TAXES WHICH MAY BE IMPOSED UNDER STATE OR LOCAL LAWS.

      The following chart may help you understand how the contract works:

                   [MONY LIFE INSURANCE CONTRACT FLOW CHART]

                     DETAILED INFORMATION ABOUT THE COMPANY
                          AND MONY VARIABLE ACCOUNT A

MONY LIFE INSURANCE COMPANY

     MONY Life Insurance Company issues the Contract. In this prospectus, MONY Life Insurance Company is called (the "Company"). The Company is a stock life insurance company organized in the State of New York. The Company is currently licensed to sell life insurance and annuities in all 50 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

     The principal office of the Company is located at 1740 Broadway, New York, New York. The Company was organized as a mutual life insurance company under the laws of the State of New York in 1842 under the name The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization did not have any material effect on the obligations of the Company under the Contracts or on MONY Variable Account A.

     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was upgraded to A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.


MONY VARIABLE ACCOUNT A


     MONY Variable Account A is a separate investment account of the Company. Presently, only purchase payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY Variable Account A. The assets in MONY Variable Account A are kept separate from the general account assets and other separate accounts of the Company.

     The Company owns the assets in MONY Variable Account A. The Company is required to keep assets in MONY Variable Account A that equal the total market value of the contract liabilities funded by MONY Variable Account A. Realized or unrealized income gains or losses of MONY Variable Account A are credited or charged against MONY Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY Variable Account A. MONY Variable Account A assets are not chargeable with liabilities of the Company's other businesses. All obligations under the contract are general corporate obligations of the Company. The Company may accumulate in MONY Variable Account A proceeds from various contract charges applicable to those assets. From time to time, assets exceeding the reserves and other liabilities of the Variable Account may be transferred in cash to the Company's General Account. Such transfers must have prior approval of the New York Insurance Department.

     MONY Variable Account A was authorized by the Board of Directors of the Company and established under New York law on November 28, 1990. MONY Variable Account A is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company. This does not involve any supervision by the SEC or the management or investment policies or practices of MONY Variable Account A. For state law purposes, MONY Variable Account A is treated as a part or division of the Company.

     MONY Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts of MONY Variable Account A. Future subaccounts may invest in other portfolios of the Funds or in other securities. MONY Series Fund, Inc. has a total of seven portfolios. Only four of the seven portfolios are available to you.

     The following table lists the subaccounts of MONY Variable Account A that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased:

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONY MONEY MARKET SUBACCOUNT                  Seeks to maximize current income
                                                 consistent with preservation of capital
   This subaccount purchases shares of the       and maintenance of liquidity by investing
   MONY Series Fund, Inc. Money Market           primarily in high quality, short-term
   Portfolio.                                    money market instruments.
   --------------------------------------------------------------------------------------------

   MONY GOVERNMENT SECURITIES SUBACCOUNT         Seeks to maximize income and capital
                                                 appreciation by investing in bonds, notes
   This subaccount purchases shares of the       and other obligations either issued or
   MONY Series Fund, Inc. Government             guaranteed by the U.S. Government, its
   Securities Portfolio.                         agencies or instrumentalities, together
                                                 having a weighted average maturity of
                                                 between 4 to 8 years.
   --------------------------------------------------------------------------------------------

   MONY INTERMEDIATE TERM BOND SUBACCOUNT        Seeks to maximize income and capital
                                                 appreciation over the intermediate term by
   This subaccount purchases shares of the       investing in highly rated fixed income
   MONY Series Fund, Inc. Intermediate Term      securities issued by a diverse mix of
   Bond Portfolio.                               corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of
                                                 between 4 and 8 years.
   --------------------------------------------------------------------------------------------

   MONY LONG TERM BOND SUBACCOUNT                Seeks to maximize income and capital
                                                 appreciation over the longer term by
   This subaccount purchases shares of the       investing in highly-rated fixed income
   MONY Series Fund, Inc. Long Term Bond         securities issued by a diverse mix of
   Portfolio.                                    corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of more
                                                 than 8 years.
   --------------------------------------------------------------------------------------------

   ENTERPRISE EQUITY INCOME SUBACCOUNT           Seeks a combination of growth and income.
                                                 Seeks to achieve an above average and
   This subaccount purchases shares of the       consistent total return, primarily from
   Enterprise Accumulation Trust Equity          investments in dividend paying U.S. common
   Income Portfolio.                             stocks.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE GROWTH AND INCOME SUBACCOUNT       Seeks total return through capital
                                                 appreciation with income as a secondary
   This subaccount purchases shares of the       consideration by investing in a broadly
   Enterprise Accumulation Trust Growth and      diversified group of U.S. common stocks of
   Income Portfolio.                             large capitalization companies.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH SUBACCOUNT                  Seeks capital appreciation, primarily from
                                                 investments in U.S. common stocks of large
   This subaccount purchases shares of the       capitalization companies. Pursues goal by
   Enterprise Accumulation Trust Growth          investing in companies with long-term
   Portfolio.                                    earnings potential, but which are
                                                 currently selling at a discount to their
                                                 estimated long-term value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE EQUITY SUBACCOUNT                  Seeks long-term capital appreciation by
                                                 investing primarily in U.S. common stock
   This subaccount purchases shares of the       of companies that meet the portfolio
   Enterprise Accumulation Trust Equity          manager's criteria of high return on
   Portfolio.                                    investment capital, strong positions
                                                 within their industries, sound financial
                                                 fundamentals and management committed to
                                                 shareholder interests.
   --------------------------------------------------------------------------------------------

   ENTERPRISE CAPITAL APPRECIATION SUBACCOUNT    Seeks maximum capital appreciation,
                                                 primarily through investment in common
   This subaccount purchases shares of the       stocks of U.S. companies that demonstrate
   Enterprise Accumulation Trust Capital         accelerating earnings momentum and
   Appreciation Portfolio.                       consistently strong financial
                                                 characteristics.
   --------------------------------------------------------------------------------------------

   ENTERPRISE MANAGED SUBACCOUNT                 Seeks growth of capital over time by
                                                 investing in a portfolio consisting of
   This subaccount purchases shares of the       common stocks, bonds and cash equivalents,
   Enterprise Accumulation Trust Managed         the percentages of which vary over time
   Portfolio.                                    based on the investment manager's
                                                 assessment of economic and market trends
                                                 and its perception of the relative
                                                 investment values available from such
                                                 types of securities at any given time.
   --------------------------------------------------------------------------------------------

   ENTERPRISE SMALL COMPANY GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in common stocks of small
   This subaccount purchases shares of the       capitalization companies believed by the
   Enterprise Accumulation Trust Small           portfolio manager to have an outlook for
   Company Growth Portfolio.                     strong earnings growth and potential for
                                                 significant capital appreciation.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE SMALL COMPANY VALUE SUBACCOUNT     Seeks maximum capital appreciation by
                                                 investing primarily in common stocks of
   This subaccount purchases shares of the       small capitalization companies that the
   Enterprise Accumulation Trust Small           portfolio manager believes are
   Company Value Portfolio.                      undervalued -- that is the stock's market
                                                 price does not fully reflect the company's
                                                 value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE INTERNATIONAL GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in a diversified portfolio of
   This subaccount purchases shares of the       non-United States equity securities that
   Enterprise Accumulation Trust                 the portfolio manager believes are
   International Growth Portfolio.               undervalued.
   --------------------------------------------------------------------------------------------
   ENTERPRISE HIGH YIELD BOND SUBACCOUNT         Seeks maximum current income by primarily
                                                 investing in high yield, income producing
   This subaccount purchases shares of the       U.S. corporate bonds rated B3 or better by
   Enterprise Accumulation Trust High Yield      Moody's Investors Service, Inc., or B- or
   Bond Portfolio.                               better by Standard & Poor's Corporation.
                                                 These lower rated bonds are commonly
                                                 referred to as "Junk Bonds." Bonds of this
                                                 type are considered to be speculative with
                                                 regard to the payment of interest and
                                                 return of principal. Investment in these
                                                 types of securities has special risks and
                                                 therefore, may not be suitable for all
                                                 investors. Investors should carefully
                                                 assess the risks associated with
                                                 allocating premium payments to this
                                                 subaccount.
   --------------------------------------------------------------------------------------------
   ENTERPRISE BALANCED SUBACCOUNT                Seeks long-term total return. Generally,
                                                 between 55% and 75% of its total assets
   This subaccount purchases shares of the       will be invested in equity securities, and
   Enterprise Accumulation Trust Balanced        between 45% and 25% in fixed income
   Portfolio.                                    securities to provide a stable flow of
                                                 income. Allocation will vary based on the
                                                 manager's assessment of the return
                                                 potential of each asset class.
   --------------------------------------------------------------------------------------------
   ENTERPRISE MULTI-CAP GROWTH SUBACCOUNT        Seeks long-term capital appreciation by
                                                 primarily investing in growth stocks.
   This subaccount purchases shares of the       Companies will tend to fall into one of
   Enterprise Accumulation Trust Multi-Cap       two categories: companies that offer goods
   Growth Portfolio.                             or services to a rapidly expanding
                                                 marketplace or companies experiencing a
                                                 major change that is expected to produce
                                                 advantageous results.
   --------------------------------------------------------------------------------------------
   DREYFUS STOCK INDEX SUBACCOUNT                Seeks to match the total return of the
                                                 Standard & Poor's 500 Composite Stock
   This subaccount purchases shares of the       Price Index. To pursue this goal, the fund
   Dreyfus Stock Index Fund.                     generally invests in all 500 stocks in the
                                                 S&P 500 in proportion to their weighting
                                                 in the index.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   THE DREYFUS SOCIALLY RESPONSIBLE              Seeks to provide capital growth, with
   GROWTH SUBACCOUNT                             current income as a secondary goal. To
                                                 pursue these goals, the fund invests
   This subaccount purchases shares of The       primarily in common stock of companies
   Dreyfus Socially Responsible Growth Fund,     that, in the opinion of its management,
   Inc.                                          meet traditional investment standards and
                                                 conduct their business in a manner that
                                                 contributes to the enhancement of the
                                                 quality of life in America.
   --------------------------------------------------------------------------------------------

   FIDELITY GROWTH SUBACCOUNT                    Seeks to achieve capital appreciation by
                                                 investing its assets primarily in common
   This subaccount purchases shares of           stocks that it believes have above-average
   Fidelity Variable Insurance Products Fund     growth potential. Tends to be companies
   (VIP) Growth Portfolio.                       with higher than average price/earnings
                                                 ratios, and with new products,
                                                 technologies, distribution channels or
                                                 other opportunities, or with a strong
                                                 industry or market position. May invest in
                                                 securities of foreign issuers in addition
                                                 to those of domestic issuers.
   --------------------------------------------------------------------------------------------

   FIDELITY CONTRAFUND(R) SUBACCOUNT             Seeks long-term capital appreciation by
                                                 investing mainly in equity securities of
   This subaccount purchases shares of           companies whose value is not fully
   Fidelity Variable Insurance Products Fund     recognized by the public. Typically,
   (VIP II) Contrafund(R) Portfolio.             includes companies in turnaround
                                                 situations, companies experiencing
                                                 transitory difficulties, and undervalued
                                                 companies. May invest in securities of
                                                 foreign issuers in addition to those of
                                                 domestic issuers.
   --------------------------------------------------------------------------------------------

   FIDELITY GROWTH OPPORTUNITIES                 Seeks to provide capital growth by
   SUBACCOUNT                                    investing primarily in common stocks. May
                                                 also invest in other types of securities,
   This subaccount purchases shares of           including bonds, which may be
   Fidelity Variable Insurance Products Fund     lower-quality debt securities. May invest
   (VIP III) Growth Opportunities Portfolio.     in securities of foreign issuers in
                                                 addition to those of domestic issuers.
   --------------------------------------------------------------------------------------------

   JANUS ASPEN SERIES AGGRESSIVE GROWTH          Seeks long-term growth of capital by
   SUBACCOUNT                                    investing primarily in common stocks
                                                 selected for their growth potential.
   This subaccount purchases shares of Janus     Normally, it invests at least 50% of its
   Aspen Series Aggressive Growth Portfolio.     equity assets in medium-sized companies
                                                 with market capitalization's falling
                                                 within the range of companies in the S&P
                                                 MidCap 400 Index.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES BALANCED SUBACCOUNT        Seeks long-term capital growth, consistent
                                                 with preservation of capital and balanced
   This subaccount purchases shares of Janus     by current income. Normally invests 40-60%
   Aspen Series Balanced Portfolio.              of its assets in securities selected
                                                 primarily for their growth potential, and
                                                 40-60% in securities selected primarily
                                                 for their income potential and at least
                                                 25% of its assets in fixed-income
                                                 securities.
   --------------------------------------------------------------------------------------------

   JANUS ASPEN SERIES CAPITAL APPRECIATION       Seeks long-term growth of capital. It
   SUBACCOUNT                                    pursues its objective by investing
                                                 primarily in common stocks selected for
   This subaccount purchases shares of Janus     their growth potential. The portfolio may
   Aspen Series Capital Appreciation             invest in companies of any size, from
   Portfolio.                                    larger, well-established companies to
                                                 smaller, emerging growth companies.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES WORLDWIDE GROWTH           Seeks long-term growth of capital in a
   SUBACCOUNT                                    manner consistent with the preservation of
                                                 capital. It pursues this objective by
   This subaccount purchases shares of Janus     investing primarily in common stocks of
   Aspen Series Worldwide Growth Portfolio.      companies of any size throughout the
                                                 world. Normally invests in issuers from at
                                                 least five different countries, including
                                                 the United States but may at times invest
                                                 in fewer than five countries or even in a
                                                 single country.
   --------------------------------------------------------------------------------------------

     The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:

          (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

          (2) More than 50% of the outstanding portfolio shares.

The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

                                   THE FUNDS

     Each available subaccount of MONY Variable Account A will invest only in the shares of the designated portfolio of the Funds. The Funds (except for the Dreyfus Stock Index Fund, Janus Aspen Series Aggressive Growth and Capital Appreciation Portfolios) are diversified, open-end management investment companies. The Dreyfus Stock Index Fund and Janus Aspen Series Aggressive Growth and Capital Appreciation Portfolios are non-diversified, open-end management investment companies. The Funds are registered with the SEC under the Investment Company Act of 1940. The SEC does not supervise the investments or investment policy of the Fund.

MONY SERIES FUND, INC.


     MONY Series Fund, Inc. has a number of portfolios, the shares of some of which can be purchased by a subaccount available to you. Each of the portfolios has different investment objectives and policies. MONY Life Insurance Company of America, a wholly-owned subsidiary of the Company ("MONY

America") is a registered investment adviser under the Investment Advisers Act of 1940. MONY America serves as investment adviser to MONY Series Fund, Inc. MONY America, as investment adviser, currently pays the compensation of the Fund's directors, officers, and employees who are affiliated in some way with the Company. MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as an investment adviser, MONY America has entered into a Services Agreement with the Company to provide personnel, equipment, facilities and other services. As the investment adviser to MONY Series Fund, Inc., MONY America receives a daily investment adviser fee for each portfolio (see chart below). Fees are deducted daily and paid to MONY America monthly.

     The following table describes the portfolios available and the investment adviser fees:

--------------------------------------------------------------------------------------------
                 PORTFOLIO                                 INVESTMENT ADVISER FEE
--------------------------------------------------------------------------------------------
  GOVERNMENT SECURITIES PORTFOLIO               Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

  LONG TERM BOND PORTFOLIO                      Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

  INTERMEDIATE TERM BOND PORTFOLIO              Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

  MONEY MARKET PORTFOLIO                        Annual rate of 0.40% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% of assets in excess of $800 million of
                                                the portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

ENTERPRISE ACCUMULATION TRUST

     Enterprise Accumulation Trust has a number of portfolios, the shares of some of which can all be purchased by the subaccounts available to you. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of MONY Life Insurance Company, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information about the sub-advisers for each Prospectus portfolio, see the Enterprise Accumulation Trust prospectus which accompanies this Prospectus. Enterprise Accumulation Trust pays an investment advisory fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise

Capital on a monthly basis. The sub-investment adviser and daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the table below:


------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  EQUITY PORTFOLIO                    Annual rate of 0.80% of the     Annual rate of 0.40% up to
                                      first $400 million, 0.75% of    $1 billion, and 0.30% in
  TCW Investment Management Company   the next $400 million and       excess of $1 billion of the
  is the sub-investment adviser.      0.70% in excess of $800         portfolio's average daily
                                      million of the portfolio's      net assets.
                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  MANAGED PORTFOLIO                   Annual rate of 0.80% of the     Wellington Management
                                      first $400 million, 0.75% of    Company's fee for the assets
  Wellington Management Company, LLP  the next $400 million and       of the portfolio it manages
  and Sanford C. Bernstein & Co.,     0.70% in excess of $800         is an annual rate of 0.40%
  Inc. are co-sub-investment          million of the portfolio's      up to $500 million, 0.35% of
  advisers.                           average daily net assets.       the next $500 million, 0.30%
                                                                      of the next $1 billion, and
                                                                      0.25% in excess of $2
                                                                      billion of the portfolio's
                                                                      average daily net assets.
                                                                      Sanford C. Bernstein & Co.,
                                                                      Inc.'s fee for the assets of
                                                                      the portfolio it manages is
                                                                      an annual rate of 0.40% up
                                                                      to $10 million, 0.30% from
                                                                      $10 million to $50 million,
                                                                      0.20% from $50 million to
                                                                      $100 million, and 0.10% in
                                                                      excess of $100 million of
                                                                      the portfolio's average
                                                                      daily net assets.
------------------------------------------------------------------------------------------------------

  SMALL COMPANY VALUE PORTFOLIO       Annual rate of 0.80% of the     Annual rate of 0.40% of the
                                      first $400 million, 0.75% of    first $1 billion and 0.30%
  Gabelli Asset Management Company    the next $400 million and       in excess of $1 billion of
  is the sub-investment adviser.      0.70% in excess of $800         the portfolio's average
                                      million of the portfolio's      daily net assets.
                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  HIGH YIELD BOND PORTFOLIO           Annual rate of 0.60% of the     Annual rate of 0.30% of the
                                      portfolio's average daily       first $100 million and 0.25%
  Caywood-Scholl Capital Management   net assets.                     in excess of $100 million of
  is the sub-investment adviser.                                      the portfolio's average
                                                                      daily net assets.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  INTERNATIONAL GROWTH PORTFOLIO      Annual rate of 0.85% of the     Annual rate of 0.40% of the
                                      portfolio's average daily       first $100 million, 0.35% of
  Vontobel USA Inc. is the            net assets.                     $100 million to $200
  sub-investment adviser.                                             million, 0.30% of $200
                                                                      million to $500 million and
                                                                      0.25% in excess of $500
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  GROWTH PORTFOLIO                    Annual rate of 0.75% of the     Annual rate of 0.30% of the
                                      portfolio's average daily       first $1 billion and 0.20%
  Montag & Caldwell, Inc. is the      net assets.                     in excess of $1 billion of
  sub-investment adviser.                                             the portfolio's average
                                                                      daily net assets.
------------------------------------------------------------------------------------------------------

  GROWTH AND INCOME PORTFOLIO         Annual rate of 0.75% of the     Annual rate of 0.30% of the
                                      portfolio's average daily       first $100 million, 0.25% of
  Retirement System Investors, Inc.   net assets.                     the next $100 million, and
  is the sub-investment adviser.                                      0.20% in excess of $200
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  EQUITY INCOME PORTFOLIO             Annual rate of 0.75% of the     Annual rate of 0.30% of the
                                      portfolio's average daily       first $100 million, 0.25% of
  1740 Advisers, Inc. (affiliate of   net assets.                     the next $100 million, and
  MONY Life Insurance Company of                                      0.20% in excess of $200
  America) is the sub-investment                                      million of the portfolio's
  adviser.                                                            average daily net assets.
------------------------------------------------------------------------------------------------------

  SMALL COMPANY GROWTH PORTFOLIO      Annual rate of 1.00% of the     Annual rate of 0.65% of the
                                      portfolio's average daily       first $50 million, 0.55% of
  William D. Witter, Inc. is the      net assets.                     the next $50 million and
  sub-investment adviser.                                             0.45% in excess of $100
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

  CAPITAL APPRECIATION PORTFOLIO      Annual rate of 0.75% of the     Annual rate of 0.45% of the
                                      portfolio's average daily       portfolio's average daily
  Marsico Capital Management, LLC is  net assets.                     net assets.
  the sub-investment adviser.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  BALANCED PORTFOLIO                  Annual rate of 0.75% of the     Annual rate of 0.30% up to
                                      average daily net assets.       $100 million, 0.25% of $100
  Montag & Caldwell, Inc. is the                                      million to $200 million and
  sub-investment adviser.                                             0.20% in excess of $200
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  MULTI-CAP GROWTH PORTFOLIO          Annual rate of 1.00% of the     Annual rate of 0.40% of the
                                      average daily net assets.       average daily net assets.
  Fred Alger Management Inc. is the
  sub-investment adviser.
------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Corporation is the investment adviser of the Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. As described below, The Dreyfus Corporation contracts with sub-investment advisers to assist in managing the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the table below.

------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  DREYFUS STOCK INDEX FUND            Annual rate of 0.245% of the    Annual rate of 0.01% of the
                                      fund's average daily net        value of the fund's average
  Mellon Equity Associates is the     assets.                         daily net assets.
  sub-investment adviser.
------------------------------------------------------------------------------------------------------
  THE DREYFUS SOCIALLY RESPONSIBLE    Annual rate of 0.75% of the     Annual rate of 0.10% of the
  GROWTH FUND, INC.                   fund's average daily net        first $32 million, 0.15% in
                                      assets.                         excess of $32 million up to
  NCM Capital Management Group, Inc.                                  $150 million, 0.20% in
  is the sub-investment adviser.                                      excess of $150 million up to
                                                                      $300 million, 0.25% in
                                                                      excess of $300 million of
                                                                      the value of the fund's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS -- GROWTH PORTFOLIO FIDELITY VARIABLE INSURANCE PRODUCTS FUND II -- SERVICE CLASS -- CONTRAFUND(R) PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III -- SERVICE CLASS -- GROWTH OPPORTUNITIES PORTFOLIO

     Fidelity Management & Research ("FMR") is each fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the funds' business affairs.

Affiliates assist FMR with foreign investments. The daily investment adviser fee for each portfolio is shown in the table below.

------------------------------------------------------------------------------------------
   PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS         The fee is calculated by adding a group fee
  FUND -- GROWTH PORTFOLIO                     rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
                                               Fund's average net assets throughout the
                                               month. The group fee rate is based on the
                                               average net assets of all the mutual funds
                                               advised by FMR. This group rate cannot rise
                                               above 0.52% for this Fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this Fund is 0.30%
                                               of the Fund's average net assets.
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND    The fee is calculated by adding a group fee
  II -- CONTRAFUND(R) PORTFOLIO                rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
  Fidelity Management & Research (U.K.)        Fund's average net assets throughout the
  Inc. and Fidelity Management & Research      month. The group fee rate is based on the
  Far East Inc. are the sub-investment         average net assets of all the mutual funds
  advisers.                                    advised by FMR. This group rate cannot rise
                                               above 0.52% for this Fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this Fund is 0.30%
                                               of the Fund's average net assets.
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND    The fee is calculated by adding a group fee
  III -- GROWTH OPPORTUNITIES PORTFOLIO        rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
  Fidelity Management & Research (U.K.)        Fund's average net assets throughout the
  Inc. and Fidelity Management & Research      month. The group fee rate is based on the
  Far East Inc. are the sub-investment         average net assets of all the mutual funds
  advisers.                                    advised by FMR. This group rate cannot rise
                                               above 0.52% for this Fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this Fund is 0.30%
                                               of the Fund's average net assets.
------------------------------------------------------------------------------------------

JANUS ASPEN SERIES


     Janus Aspen Series has several portfolios. The shares of the portfolios listed in the table below can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios. The daily investment adviser fee for each portfolio is shown in the table below.


------------------------------------------------------------------------------------------
                 PORTFOLIO                               INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES AGGRESSIVE GROWTH         Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES BALANCED PORTFOLIO        Annual rate of 0.65% of the portfolio's
                                               average daily net assets.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                 PORTFOLIO                               INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES CAPITAL APPRECIATION      Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES WORLDWIDE GROWTH          Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.
------------------------------------------------------------------------------------------

     Each Owner should periodically review their allocation of purchase payments and Fund Values among the subaccounts and the guaranteed interest account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the accompanying prospectus for each of the Funds. The prospectus for each of the Funds should be read together with this prospectus.

PURCHASE OF PORTFOLIO SHARES BY MONY VARIABLE ACCOUNT A

     MONY Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

     - Collect charges under the Contracts.

     - Pay Cash Value on full surrenders of the Contracts.

     - Fund partial surrenders.

     - Provide benefits under the Contracts.

     - Transfer assets from one subaccount to another or between one or more subaccounts of MONY Variable Account A and the Guaranteed Interest Account as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

     - Reinvested immediately at net asset value in shares of that portfolio.

     - Kept as assets of the corresponding subaccount.

CASH VALUE -- The Contract's Fund Value, less (1) any applicable Surrender Charge, and (2) any outstanding loan.

     The Boards of Directors or Trustees of the Funds monitor the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing conflicts to the Directors and Trustees of each of the Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

GUARANTEED INTEREST ACCOUNT

     The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY Variable Account A.

     Crediting of Interest. The entire initial purchase payment always earns interest at a rate not less than 3.5% per year until the end of the Right to Return Contract period. When the Right to Return Contract period ends, the entire initial purchase payment plus interest earned is transferred to the selected subaccounts and Guaranteed Interest Account.

     Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account will be credited with interest at the rate declared by the Company for one year accumulation periods. If you allocate purchase payments to the Guaranteed Interest Account, your allocation will automatically begin a new accumulation period as of the date you allocate the payment. The accumulation period will end on your monthly contract anniversary date. If you transfer funds from the Guaranteed Interest Account, you will choose the accumulation period from which such transfer will be made. Before the beginning of each calendar month, the Company will declare an interest rate for the current accumulation period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY Variable Account A completed within the period during which it is effective. Within 45 days, but not less than 15 days before the accumulation period expires, we will notify you of the new rate we are then declaring. When the period expires, you may elect to transfer the entire amount allocated to the expiring accumulation period to the separate account. If you make no election, the entire amount allocated to the expiring accumulation period will automatically be held for a one year period. If that period will extend beyond the maturity date, the money will be transferred into the Money Market subaccount. The Company guarantees that the rate credited will not be less than 3.5% (0.0094%, compounded daily). If you allocate purchase payments to (or transfer funds to or from) the Guaranteed Interest Account the amount of such allocation must maintain a Fund Value in such Account of at least $2,500.

ACCUMULATION PERIOD -- Currently one year. The Period starts on the Business Day that falls on, or next follows the date the purchase payment is transferred into the Guaranteed Interest Account and ends on the monthly contract anniversary immediately prior to the last day of that Period.

     Surrenders. When you as Contract Owner request Contract Fund Values from the Guaranteed Interest Account be transferred to MONY Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you must tell the Company the source by interest rate accumulation period of amounts you request be transferred, surrendered, loaned, or used to pay charges.

                     DETAILED INFORMATION ABOUT THE POLICY

     The Fund Value in MONY Variable Account A and in the Guaranteed Interest Account provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY Variable Account A.

PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

  Issuance of the Contract

     Individuals who want to buy a Contract must:

          (1) Complete an application.

          (2) Personally deliver the application to:

             (a) A licensed agent of the Company who is also a registered representative of the principal underwriter for the Contracts, MONY Securities Corporation ("MSC"), or

             (b) A registered representative of a broker dealer which had been authorized by MSC to sell the Contract.

          (3) Pay the minimum initial purchase payment.

     The minimum purchase payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum purchase payment for each situation.

--------------------------------------------------------------------------------------------------------
                     USE OF CONTRACT OR
              METHOD OF MAKING PURCHASE PAYMENT                      MINIMUM PURCHASE PAYMENT
--------------------------------------------------------------------------------------------------------
    Individual retirement accounts and annuities under     $2,000
    Section 408 of the Code (other than Simplified
    Employee Pensions)
--------------------------------------------------------------------------------------------------------
    Non-Qualified Plans                                    $2,000
--------------------------------------------------------------------------------------------------------
    H.R. 10 plans (self-employed individuals' retirement   $600
    plans under 401 or 403(c) of the Code), certain
    corporate or association retirement plans, Simplified
    Employee Pensions under Section 408 and 408A of the
    Code
--------------------------------------------------------------------------------------------------------
    Annuity purchase plans sponsored by certain            $600
    tax-exempt organizations, governmental entities and
    deferred compensation plans under Section 457 of the
    Code
--------------------------------------------------------------------------------------------------------
    Payroll deduction and automatic checking account       Annualized rate of $600 (i.e., $600 per year,
    withdrawal plans                                       $300 semiannually, $150 quarterly or $50 per
                                                           month)
--------------------------------------------------------------------------------------------------------
    Government Allotment Plans                             $50 per month
--------------------------------------------------------------------------------------------------------

GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.

Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50.

     The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that
Payment:

          (1) Cumulative Purchase Payments made under any one or more Contracts held by the Contract Owner, less

          (2) The amount of any prior partial surrenders and their Surrender Charges, exceed

          (3) $1,500,000.

     The Company reserves the right to reject an application for any reason permitted by law.

EFFECTIVE DATE -- The date the contract begins as shown in the Contract.

     Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.5% per year if:

          (1) The Contract is issued by the Company, and

          (2) The Contract is accepted by the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner. Net Purchase Payments will be held in the Company's General Account if:

          (1) The application is approved,

          (2) The Contract is issued, and

          (3) The Owner accepts the Contract.

These amounts will be held in that Account pending end of the Right to Return Contract Period. (See page 3.) Interest will be credited on amounts held in the General Account beginning on the date the amounts are received. Amounts are received on the day of actual receipt at the Company's Operation Center. The prospective buyer will be told the reasons for the delay, the initial Purchase Payment will be returned in full and the application declined if:

          (1) The application is not complete when received, and

          (2) The application is not completed within 5 days.

The application will not be declined if the prospective buyer consents to the Company's keeping the Purchase Payment until the application is completed.

  Right to Return Contract Provision

     The Owner may return the Contract within 10 days of the delivery date. The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded is equal to all purchase payments received by the Company.

  Allocation of Payments and Fund Value


     Allocation of Payments. On the application, the Owner may allocate Net Purchase Payments to any of the 25 subaccount(s) of MONY Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the Right to Return Contract Period. The Net Purchase Payments will earn interest at a rate not less than 3.5% per year beginning on the later of:


          (1) The Effective Date of the Contract, and

          (2) The date the Payment is received at the Company's Operations
     Center.

     Net Purchase Payments will continue to earn 3.5% annual interest until the Right to Return Contract Period expires. (See "Right to Return Contract Provision" above.) After the Right to Return Contract Period has expired, the Contract's Fund Value will automatically be transferred to MONY Variable Account A subaccount(s) or to the Guaranteed Interest Account according to the Owner's percentage allocation.

     After the Right to Return Contract Period, under a non-automatic payment plan, if the Owner does not:

          (1) Specify the amount to be allocated among subaccounts, or

          (2) Specify the percentage to be allocated among subaccounts, or

          (3) The amount or percentage specified is incorrect or incomplete,


the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The amount specified must not be less than $10.00 and the percentage specified must not be less than 5% of the Payment. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.


     The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone subject to the rules of the Company and its right to terminate telephone allocation. The Company reserves the right to deny any telephone allocation request. If all telephone lines are busy (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone allocation changes by telephone. In such cases, an Owner would submit a written request. Any such change, whether made in writing or by telephone, will be effective when received by the Company, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. The Company has adopted rules relating to changes of allocations by telephone which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed:

          (1) The Company shall not be liable for any loss as a result of following fraudulent telephone instructions, and

          (2) The Owner will therefore bear the entire risk of loss due to fraudulent telephone instructions.

A copy of the rules and the Company's form for electing telephone allocation privileges is available from licensed agents of the Company who are registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Operations Center before telephone allocation instructions will be accepted.


     Net Purchase Payments may be allocated to any of the 25 available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages. No allocation may be for less than 5% of a Net Purchase Payment and must total 100%.


     When allocated Purchase Payments are received they are credited to subaccounts of MONY Variable Account A in the form of Units. The number of Units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

  Calculating Unit Values for Each Subaccount

     The unit value of each subaccount on its first Business Day was set at $10.00. The Company computes the unit value of a subaccount on any later Business Day as follows:

          (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Business Day. This calculation is done before giving effect to any policy transactions for that day, such as purchase payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

          (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

          (3) Subtract a charge for the mortality and expense risk assumed by the Company under the contract. If the previous day was not a Business Day, then the charge is adjusted for the additional days between valuations.

          (4) Divide the resulting amount by the number of units held in the subaccount on the Business Day before the purchase or redemption of any units on that date.

     The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The Unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

  Calculation of Guaranteed Interest Account Fund Value

     Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited on:

          (1) The date received at the Operations Center, or

          (2) If the day Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily.

  Calculation of Fund Value

     The Contract's Fund Value will reflect:

     - The investment performance of the selected subaccount(s) of MONY Variable Account A.

     - Amounts credited (including interest) to the Guaranteed Interest Account.

     - Any Net Purchase Payments.

     - Any Partial Surrenders.

     - All Contract charges (including surrender charges) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

     The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract" at page 24.)

     After allocation of the amounts in the General Account to MONY Variable Account A or the Guaranteed Interest Account, on each Business Day, the Contract's Fund Value will be computed as follows:

          (1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on the Business Day. This is done by multiplying the subaccount's Unit value on that date by the number of subaccount Units allocated to the Contract;

          (2) Add any amount credited to the Guaranteed Interest Account. This amount is the aggregate of all Net Purchase payments and:

           - The addition of any interest credited.

           - Addition or subtraction of any amounts transferred.

           - Subtraction of any partial surrenders and their surrender charges.

           - Subtraction of any Contract charges.

          (3) Add the value attributable to any loan account;

          (4) Add any Net Purchase Payment received on that Business Day;

          (5) Subtract any partial surrender amount and its Surrender Charge made on that Business Day;

          (6) Subtract any Annual Contract Charge deductible on that Business
     Day.

     In computing the Contract's Fund Value, the number of subaccount Units allocated to the Contracts is determined after any transfers among subaccounts or between one or more of the subaccounts and the Guaranteed Interest Account. Any transfer charges are also deducted. However, the computation of the Contract's Fund Value is done before any other Contract transactions on the Business Day, such as:

     - Receipt of Net Purchase Payments.

     - Partial Surrenders.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.

     Transfers. You may transfer the value of the Contract among the subaccounts after the Right to Return Contract Period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone if you have proper authorization. See "Allocation of Payments and Fund Value," page 26. Currently, there are no limitations on the number of transfers between subaccounts.

     A transfer charge is not currently imposed on transfers. (See "Charges Against Fund Value -- Transfer Charge" at page 35.) However, the Company reserves the right to impose a charge which will not exceed $25 per transfer in excess of 12. If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the Right to Return Contract Period will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.

CONTRACT YEAR -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

     Transfers Involving the Guaranteed Interest Account. Transfers may be made from the Guaranteed Interest Account at any time. We will not accept a transfer request if it will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.

TERMINATION OF THE CONTRACT

     The Contract will remain in effect until the earlier of:

          (1) The date the Contract is surrendered in full,

          (2) The date annuity payments start,

          (3) The Contract Anniversary on which, after deduction for any Annual Contract Charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account remains in the Contract, and

          (4) The date the Death Benefit is payable under the Contract.

CONTRACT ANNIVERSARY -- An anniversary of the Effective Date of the Contract.

EFFECTIVE DATE -- The date shown as the Effective Date of the Contract.

                                   SURRENDERS

     The Owner may elect to make a surrender of all or part of the Contract's value provided it is:

     - On or before the annuity payments start, and
     - During the lifetime of the Annuitant.

     Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operation Center.

     The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less

          (1) any applicable Surrender Charge, and
          (2) any Outstanding Debt.

The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Fund Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any Surrender Charge will be in addition to the amount requested by the Owner.


     A surrender will result in the cancellation of Units and the withdrawal of amounts credited to the Guaranteed Interest Account accumulation periods. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any Surrender Charge. For a partial surrender, the Company will cancel Units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account accumulation period (under the allocation specified by the Owner.) The Unit value will be calculated as of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 5% of the partial surrender must be allocated to any subaccount designated by the Owner. The request will not be accepted if:


     - There is insufficient Fund Value in the Guaranteed Interest Account or a subaccount to provide for the requested allocation against it, or

     - The partial surrender will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.

     - The request is incorrect.

     Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender.

     Any cash surrender amount will be paid in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which

          (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

          (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

          (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonable practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

     Any cash surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender or proof of death is received by the Company. The Owner may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity Provisions" at page 38.)

     Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

     The tax results of a cash surrender should be carefully considered. (See "Federal Tax Status" at page 46.)

                                     LOANS

     Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

     - The term of the loan must be 5 years or less.

     - Repayments are required at least quarterly and must be substantially level.

     - The loan amount is limited to certain dollar amounts as specified by the IRS.

     The Owner (Plan Trustee) must certify that these conditions are satisfied.

     In any event, the maximum outstanding loan on a contract is 50% of the Fund Value of the subaccounts and/or the Guaranteed Interest Account. Loans are not permitted before the end of the Right to Return Period. In requesting a loan, the Contract Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account are not taken until Fund Value in the subaccounts is exhausted. If in order to provide the Contract Owner with the amount of the loan requested, Fund Values must be taken from the Guaranteed Interest Account, then the Contract Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Contract Owner fails to specify subaccounts, the request for a loan will be returned to a Contract Owner. We will also not accept a loan request if it will reduce the Fund Value in the Guaranteed Interest Account to less than $2,500.

     Values are transferred to a loan account that earns interest at an annual rate of 3.5%. The annual loan interest rate charged will be 6%.

     Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account using the most recent payment allocation on record.

                                 DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACT

     The Company will pay a Death Benefit to the Beneficiary if:

     - The Annuitant dies; and

     - The death occurs before the annuity payments start.

     The amount of the Death Benefit will be the greater of

          (1) The Fund Value less any Outstanding Debt on the date of the Annuitant's death;

          (2) The Purchase Payments paid, less any partial surrenders and their Surrender Charges; and

          (3) An Enhanced Death Benefit, if any.

If the death of the Annuitant occurs on or after the annuity payments start, no Death Benefit will be payable except as may be provided under the Settlement Option elected.

ENHANCED DEATH BENEFIT OPTIONS

     Your Contract provides a choice of two enhanced death benefit options when it is issued. If the Annuitant is age 0-75, the Annuitant may choose either Enhanced Death Benefit -- 5 Year or Enhanced Death Benefit -- 1 Year described below. If the Annuitant does not choose an option when the Contract is issued, the Annuitant will automatically receive the Enhanced Death Benefit -- 5 Year.

       Enhanced Death Benefit -- 5 Year

          On the 5th Contract anniversary and each subsequent 5th Contract anniversary prior to the Annuitant's 71st birthday, the Enhanced Death Benefit may be increased. If the Annuitant is age 65 or over on the date of issue, the Enhanced Death Benefit will be recalculated once on the 5th Contract anniversary. Once the last value is set it will not be recalculated.

       Enhanced Death Benefit -- 1 Year

          On the first Contract anniversary and each subsequent Contract anniversary prior to the Annuitant's 80th birthday, the Enhanced Death Benefit may be increased. After the Annuitant reaches age 80, this enhanced death benefit provision expires and the Death Benefit will be the greater of (i) Fund Value less any Outstanding Debt on the date of the Annuitant's death, or (ii) purchase payments paid less any partial surrenders and their surrender charges.

       Amount of the Enhanced Death Benefit Payable on Death Under Enhanced Death Benefit Options

          The recalculated Enhanced Death Benefit is equal to the greater of:

             1. the Fund Value on the date the Enhanced Death Benefit is to be recalculated; and

             2. the current Enhanced Death Benefit proportionately reduced by any partial surrenders including surrender charges and any applicable market value adjustments assessed since the last recalculation of the Enhanced Death Benefit.

          The Enhanced Death Benefit payable under both Enhanced Death Benefit options is the Enhanced Death Benefit on the date of death, reduced proportionately for each partial surrender (including surrender charges and market value adjustments, if applicable) since the last recalculation date and less any Outstanding Debt.


          In no event will the Enhanced Death Benefit payable on death exceed two times of the total purchase payments made:


        - Reduced proportionately for each partial surrender (including surrender charges and applicable market value adjustments, if applicable), and less

        - Any Outstanding Debt.

        The proportionate reduction for each partial surrender will be equal to:

             (1) The amount of that partial surrender (including any surrender charges assessed), divided by

             (2) The Fund Value immediately before that partial surrender, multiplied by,

             (3) The Enhanced Death Benefit immediately before the surrender.

          All other basic death benefits as described in this prospectus continue to apply. The largest death benefit under any of these provisions will be paid.

          The cost of an enhancement option is reflected in the mortality and expense risk charge.

ELECTION AND EFFECTIVE DATE OF ELECTION

     The Owner may elect to have the Death Benefit of the Contract applied under one of four Settlement Options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

     - During the lifetime of the Annuitant, and

     - Before the annuity payments start.

If no election of a Settlement Option for the Death Benefit is in effect on the date when proceeds become payable, the Beneficiary may elect

          (1) to receive the Death Benefit in the form of a cash payment; or

          (2) to have the Death Benefit applied under one of the Settlement Options.

(See "Settlement Options" at page 39.) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the Death Benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operation Center.

     Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the Death Benefit.

PAYMENT OF DEATH BENEFIT

     If the Death Benefit is to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date

     - the election becomes effective, or

     - the election is considered to become effective, and

     - due proof of death is received.

The Company may be permitted to postpone such payment under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company.

                             CHARGES AND DEDUCTIONS

     The following table summarizes the charges and deductions under the
Contract:
--------------------------------------------------------------------------------

                       DEDUCTIONS FROM PURCHASE PAYMENTS
--------------------------------------------------------------------------------

     Tax Charge                                    State and local -- 0%-3.5%(1)
                                                   Federal -- Currently 0% (Company reserves
                                                   the right to charge in the future.)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    DAILY DEDUCTION FROM VARIABLE ACCOUNT A
--------------------------------------------------------------------------------


     Mortality & Expense Risk Charge               Current and maximum daily rate -- 0.003699%
     Annual Rate deducted daily from net assets    Current and maximum annual rate -- 1.35%


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           CHARGES AGAINST FUND VALUE
--------------------------------------------------------------------------------


     Annual Contract Charge                        $30(2)
     Current charges listed may be increased to
     as much as $30 on 30 days written notice
----------------------------------------------------------------------------------------------
     Transaction and Other Charges                 $25 on any transfers over 12 per year(3)
     Transfer Charge
----------------------------------------------------------------------------------------------
     Surrender Charge                              See page 36 for grading schedule. See
     Grades from 7% to 0% of Fund Value            "Charges and Deductions -- Charges Against
     surrendered based on a schedule.              Fund Value" for details of how it is
                                                   computed.
----------------------------------------------------------------------------------------------


(1) Company currently assumes responsibility; current charge to Owner 0%. (Company reserves the right to charge in the future.)


(2) Current charge is $0. May be increased up to $30 on 30 days written notice.



(3) Currently no charge on any transfers.

The following provides additional details of the charges and deductions under the Contract.

DEDUCTIONS FROM PURCHASE PAYMENTS

     Deductions may be made from purchase payments for premium or similar taxes prior to allocation of any net purchase payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. If the Company is going to make deductions for such tax from future purchase payments, it will give notice to each affected Owner.

CHARGES AGAINST FUND VALUE

  Daily Deduction from MONY Variable Account A


     Mortality and Expense Risk Charge. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of Variable Account A. This daily charge from MONY Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.35% (guaranteed not to exceed 1.35%) from the value of the net assets of MONY Variable Account A. Of the 1.35% charge, .90% is for assuming mortality risks (which is guaranteed not to exceed .90%), and .45% is for assuming expense risks. The charge is deducted from MONY Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003699% (guaranteed not to exceed 0.003699%) multiplied by the number of days since the last Business Day.


     The Company believes that this level of charge is within the range of industry practice for comparable individual flexible payment variable annuity contracts.

     The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3 1/2% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

     The Company does not expect to make a profit from the mortality and expense risk charge. However, if the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its general account. If the amount of the charge is inadequate, the Company will pay the difference out of its general account.

  Deductions from Cash Value

     Annual Contract Charge. The Company has primary responsibility for the administration of the Contract and MONY Variable Account A. An annual Contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

     The Company intends to administer the Contract.

     Currently, there is no annual Contract charge. The Company may in the future impose a Contract charge. The charge will never, however, exceed $30. The Owner will receive a written notice 30 days in advance of any change in the charge.

     If imposed, the Annual Contract Charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

     The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.

     Transfer Charge. Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account and one or more of the subaccounts (including transfers made by telephone, if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a Contract year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not be imposed on the first 12 transfers in any year and will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account from which the first transfer is made.

     Surrender Charge. A contingent deferred sales charge (called a "Surrender Charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the contract.

     The Surrender Charge will never exceed 7% of total Fund Value. The Surrender Charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and Expense Risk Charge" at page 34.)

     A Surrender Charge will be computed when a surrender is made and will be deducted from the Fund Value if:

          (1) All or a part of the Contract's Cash Value (See "Surrenders" at page 29) is surrendered, or

          (2) The Cash Value is received at maturity when the annuity payments start.

     A Surrender Charge will not be imposed:

          (1) Against Fund Value surrendered after the eighth Contract Year.

          (2) To the extent necessary to permit the Owner to obtain an amount equal to the Free Partial Surrender Amount (See "Free Partial Surrender Amount" at page 37.)

          (3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement Options" at page 39.)

     In no event will the aggregate Surrender Charge exceed 7% of the Fund Value. The amount deducted from the Fund Value to cover the Surrender Charge is not subject to the Surrender Charge.

     For a partial surrender, the Surrender Charge will be deducted from any remaining Fund Value, if sufficient. If the Fund Value is not sufficient, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against the Guaranteed Interest Account and each subaccount of Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.


     If an existing variable annuity contract issued by MONY Life Insurance Company is exchanged for this Contract, a separate effective date will be assigned to this Contract by endorsement for purposes of determining the amount of any Surrender Charge. The surrender charge effective date of this Contract with the endorsement will be the effective date of the existing variable annuity contract in the following cases:



          (a) only when computing surrender charges; and



          (b) only when the surrender occurs on or after June 1, 2000.


     No Surrender Charge will be deducted from Death Benefits except as described in "Death Benefit" at page 32.

     Amount of Surrender Charge. The amount of the Surrender Charge is equal to a varying percentage of Fund Value during the first 8 Contract years. The percentage is determined by multiplying the Surrender Charge Percentage for the Contract Year by the amount of Fund Value requested as follows:
--------------------------------------------------------------------------------
                       SURRENDER CHARGE PERCENTAGE TABLE
--------------------------------------------------------------------------------

                    CONTRACT YEAR                          SURRENDER CHARGE PERCENTAGE
----------------------------------------------------------------------------------------------

                          1                                            7%
----------------------------------------------------------------------------------------------
                          2                                             7
----------------------------------------------------------------------------------------------
                          3                                             6
----------------------------------------------------------------------------------------------
                          4                                             6
----------------------------------------------------------------------------------------------
                          5                                             5
----------------------------------------------------------------------------------------------
                          6                                             4
----------------------------------------------------------------------------------------------
                          7                                             3
----------------------------------------------------------------------------------------------
                          8                                             2
----------------------------------------------------------------------------------------------
                      9 or more                                         0
----------------------------------------------------------------------------------------------

     Free Partial Surrender Amount. The surrender charge may be reduced by using the Free Partial Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

          (1) For Qualified Contracts, (other than Contracts issued for IRA and SEP-IRA), an amount up to the greater of:

             (a) $10,000 (but not more than the Contract's Fund Value), or

             (b) 10% of the Contract's Fund Value (at the beginning of the Contract year, except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the surrender is requested)

     may be received in each Contract Year without a surrender charge.

          (2) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Fund Value of the Contract may be received in each Contract Year without a surrender charge. The Fund Value is determined as follows:

          (a) If during the first Contract year, at the time the surrender is requested.

          (b) If during any Contract year after the first Contract year, at the beginning of such year.

Contract Fund Value here means the Fund Value at the beginning of the contract year in the subaccounts and the Guaranteed Interest Account (not the Loan Account).

Free partial surrenders may only be made to the extent Fund Value in the subaccounts and/or the Guaranteed Interest Account is available. For example, the Fund Value in the Variable Account could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Fund Value to provide the remaining part of the 10% free partial surrender amount.

  Taxes

     Currently, no charge will be made against MONY Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to

MONY Variable Account A may also be made. (See "Federal Tax Status" at page 46.) In addition, there is currently no tax on annuity purchase payments in New York. We will notify you of the amount of any tax and if such a tax becomes applicable to your Contract. We may waive any deduction of taxes on purchase payments. But, if we do, we can stop waiving them on future payments if we give you at least 30 days written notice.

  Investment Advisory Fee

     Because MONY Variable Account A purchases shares of the Funds, the net assets of MONY Variable Account A will reflect the investment adviser fee and other expenses incurred by the Funds. See "Table of Fees" beginning at page 4 for a table which shows the fees and expenses incurred during 1999 and "The Funds" at pages 17-22 for a table setting forth the investment adviser fees.

                               ANNUITY PROVISIONS
ANNUITY PAYMENTS

     Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be:

          (1) No earlier than the Contract Anniversary after the Annuitant's 10th birthday, and


          (2) No later than the Contract Anniversary after the Annuitant's 90th birthday.


     The minimum number of years from the Effective Date to the start of annuity payments is 10. The date when annuity payments start may be:

          (1) Advanced to a date that is not earlier than the 13th contract month after the contract effective date.

          (2) Deferred from time to time by the Owner by written notice to the Company.

     The date when annuity payments start will be advanced or deferred if:

          (1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.


          (2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 90th birthday.


A particular retirement plan may contain other restrictions.

     When annuity payments start, unless Settlement Option 3 or 3A is elected, the following will be applied to provide an annuity or any other option previously chosen by the Owner and permitted by the Company:

          (1) the greater of (1) the Contract's Cash Value, or (2) 95% of the Fund Value (less any debt if a contract is issued under a 401(k) Plan;

          (2) less any state taxes which may be imposed upon annuitization.

     If Settlement Option 3 or 3A is elected the following will be applied to provide an annuity:

          (1) the Contract's Fund Value;

          (2) less any state taxes imposed upon annuitization;

          (3) less any debt (if a contract is issued under a 401(k) Plan).

     A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the Settlement Option elected.

     For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

ELECTION AND CHANGE OF SETTLEMENT OPTION

     During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect:

          - One or more of the Settlement Options described below, or

          - Another settlement option as may be agreed to by the Company.

The Owner may also change any election if written notice of the change is received by the Company at its Operations Center prior to the start of annuity payments. If no election is in effect when annuity payments start, a lump sum payment will be considered to have been elected.

     Settlement Options may also be elected by the Owner or the Beneficiary as provided in the Death Benefit and Surrender sections of this Prospectus. (See "Death Benefit" at page 31 and "Surrenders" at page 29.)

     Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

SETTLEMENT OPTIONS

     Proceeds settled under the Settlement Options listed below or otherwise currently available will not participate in the investment experience of the Variable Account.

     Settlement Option 1 -- Interest Income: Interest on the proceeds at a rate (not less than 2 3/4 percent per year) set by the Company each year.

     Settlement Option 2 -- Income for Specified Period: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

     Settlement Option 3 -- Single Life Income: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

     Settlement Option 3A -- Joint Life Income: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

     Settlement Option 4 -- Income of Specified Amount: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75 percent per year.

     The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

     The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.5 percent interest.

     Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

     In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.

FREQUENCY OF ANNUITY PAYMENTS

     At the time the Settlement Option is chosen, the payee may request that it be paid:

     - Quarterly

     - Semiannually

     - Annually

If the payee does not request a particular installment payment, the payments will be made in monthly installments. However, if the net amount available to apply under any Settlement Option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

ADDITIONAL PROVISIONS

     The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the Settlement Option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

     The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

     Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company require proof satisfactory to it that such condition has been met.

     The Contracts described in this Prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

     Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

                          GUARANTEED INTEREST ACCOUNT

     The Guaranteed Interest Account is a part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including Variable Account A.

     Crediting of Interest. The entire initial purchase payment always earns interest at a rate not less than 3.5% per year until the end of the Right to Return Contract Period. At such time, it is transferred to the selected subaccounts and/or accumulation periods of the Guaranteed Interest Account. Net Purchase Payments allocated by a Owner to the Guaranteed Interest Account will be credited with interest at the rate declared by the Company for the one year period selected.

     Net purchase payments allocated by an Owner to the Guaranteed Interest Account will be credited with an interest rate declared by the Company. The interest rate is guaranteed not to be less than 3.5% annually (0.0094% compounded daily). If you allocate purchase payments to the Guaranteed Interest Account, your allocation will automatically begin a new accumulation period as of the date you allocate the payment. The accumulation period will end on your monthly contract anniversary date. If you transfer funds from the Guaranteed Interest Account, you will choose the accumulation period from which such transfer will be made. Before the beginning of each calendar month, the Company will declare an interest rate for the current accumulation period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY Variable Account A completed within the period during which it is effective. Within 45 days, but not less than 15 days before the accumulation period expires, we will notify you of the new rate we are then declaring. When the period expires, you may elect to transfer the entire amount allocated to the expiring accumulation period to the separate account. If you make no election, the entire amount allocated to the expiring accumulation period will automatically be held for a one year period. If that period will extend beyond the maturity date, the money will be transferred into the Money Market subaccount. If a net purchase payment is allocated in whole or in part to the Guaranteed Interest Account, or a transfer is made to or from the Guaranteed Interest Account, the amount of the allocation must maintain a Fund Value in such Account of at least $2,500.

     Surrenders. The Contract Owner must specify the source by interest rate accumulation period of amounts withdrawn from the Guaranteed Interest Account as a result of a:

     - Transfer

     - Partial surrender

     - Loan

     - Any charge imposed in accordance with the Contract.

                                OTHER PROVISIONS

OWNERSHIP

     The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person designated in the application, unless:

          (1) A change in Owner is requested, or

          (2) A Successor Owner becomes the Owner.

     The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

          (1) Made in writing; and

          (2) Received at the Company.

The change will become effective on the date the written request is signed. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax advisor prior to changing Owners.

SUCCESSOR OWNER -- The living person who, at the death of the Owner, becomes the new Owner.

PROVISION REQUIRED BY SECTION 72(s) OF THE CODE

     The Contract under a Non-Qualified Plan will be surrendered as of the date of the Owner's death if:

     - The Owner dies before the start of annuity payments, and while the Annuitant is living, and

     - The Owner's spouse is not the Successor Owner as of the date of the Owner's death.

     - Satisfactory proof of death must be provided to the Company.

     The surrender proceeds may be paid over the life of the Successor Owner if:

     - The Successor Owner is the Beneficiary, and

     - The Successor Owner chooses that option.

     Payments must begin no later than one year after the date of death. If the Successor Owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract. The proceeds must be distributed within 5 years after the date of death, if:

     - The spouse is not the Successor Owner, and

     - There is no designated Beneficiary.

     However, under the terms of the Contract, if the spouse is not the Successor Owner,

     - the Contract will be surrendered as of the date of death, and

     - the proceeds will be paid to the Beneficiary.

     This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

     If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.

PROVISION REQUIRED BY SECTION 401(a)(9) OF THE CODE

     The entire interest of a Qualified Plan participant under the Contract will be distributed to the Owner or his/her Designated Beneficiary. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed:

     -  over the life of such Participant, or

     -  the lives of such Participant and Designated Beneficiary.

     If (i) distributions have begun and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as quick as that used as of the date of the Participant's death. The Contract will be surrendered as of the Participant's death if:

          (1) The Participant dies before the start of such distributions, and

          (2) There is no designated Beneficiary.

The surrender proceeds must be distributed within 5 years after the date of death. But the surrender proceeds may be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

     It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. Qualified Plan Contracts include those qualifying for special treatment under Sections 401, 403, 408 and 408A of the Code.

SECONDARY ANNUITANT

     Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made once before annuitization, either

          (1) in the application for the Contract, or

          (2) after the Contract is issued, by written notice to the Company at its Operation Center.

The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

     -  any payment made by the Company, or

     - action taken by the Company before receipt of the notice at the Company's Operations Center. The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

     On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

          (1) the death of the Annuitant must have occurred before the Annuity Commencement Date;

          (2) the Secondary Annuitant is living on the date of the Annuitant's death;

          (3) if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

          (4) if the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

     Effect of Secondary Annuitant's Becoming the Annuitant. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

ASSIGNMENT

     The Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Administrative Office. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

     If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

     Because an assignment may be a taxable event, a Owner should consult a competent tax advisor before assigning the Contract.

CHANGE OF BENEFICIARY

     So long as the Contract is in effect, the Beneficiary or Successor Beneficiary may be changed. A change is made by submitting a written request to the Company at its Operation Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed, whether or not the Annuitant is living when the request is received by the Company. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.

SUBSTITUTION OF SECURITIES

     The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

          (1) the shares of any portfolio of the Funds is no longer available for investment by MONY Variable Account A or,

          (2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

A substitution of securities in any subaccount will take place only with prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

MODIFICATION OF THE CONTRACTS

     Upon notice to the Owner, the Contract may be modified by the Company, but only if such modification

          (1) is necessary to make the Contract or MONY Variable Account A comply with any law or regulation issued by a governmental agency to which the Company is subject or

          (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts or

          (3) is necessary to reflect a change in the operation of MONY Variable Account A or the subaccounts or the Guaranteed Interest Account or

          (4) provides additional Settlement Options or fixed accumulation options. In the event of any modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

CHANGE IN OPERATION OF MONY VARIABLE ACCOUNT A

     MONY Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required

     - at the Company's election, and

     - subject to any necessary vote by persons having the right to give voting instructions for shares of the Funds held by the subaccounts.

Deregistration of MONY Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY Variable Account A under this provision, the Company may:

     - make appropriate endorsement to the Contract to reflect the change, and

     - take such other action as may be necessary and appropriate to effect the change.

                                 VOTING RIGHTS

     All of the assets held in the subaccounts of MONY Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares. As such, it has the right to vote on the following matters:

          (1) Election of the Board of Directors of MONY Series Fund, Inc. or the Board of Trustees of The Enterprise Accumulation Trust.

          (2) Certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund.

          (3) Any other matter that may be voted upon at a shareholders' meeting.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY Variable Account A (whether or not attributable to Owners). The Company will vote at shareholder meetings of each of the Funds according to the instructions received from Owners. The number of votes will be determined as of the record date selected by the Board of Directors or the Board of Trustees of the respective Fund. The Company will furnish Owners with the proper forms to enable them to give it these instructions. Currently, the Company may disregard voting instructions under the circumstances described in the following paragraph.

     The Company may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to

     - Cause a change in the subclassification or investment objectives or policies of one or more of the portfolios of either or both of the Funds.

     - Approve or disapprove an investment adviser or principal underwriter for either or both of the Funds.

In addition, the Company itself may disregard voting instructions that would require the above changes if the Company reasonably disapproves those changes in accordance with applicable federal regulations. If the Company does disregard voting instructions, it will advise Owners of that action and its reasons for the action in the next semiannual report to Owners.

     - Each Owner will have the equivalent of one vote per $100 of value attributable to the Contract held in each subaccount of MONY Variable Account A.

     - Each Owner will have fractional votes for amounts less than $100.

     - For voting purposes, this value attributable to the Contract is equal to the Fund Value.

     - The votes are represented as votes per $100 of value in each subaccount of MONY Variable Account A. These votes are converted into a proportionate number of votes in shares of the corresponding portfolio of each of the Funds.

     - Shares for which timely voting instructions are not received from Owners will be voted by the Company. The Company will vote the shares in the same proportion as those shares in that subaccount for which instructions are received.

     - Should applicable federal securities laws or regulations permit, the Company may elect to vote shares of each of the Funds in its own right.

     The number of corresponding shares of the portfolio for which the Owner may give instructions is computed by:

          (1) Determining the value attributable to the Contract held in that subaccount.

          (2) Dividing that value by the net asset value of one share in the designated portfolio of the respective Fund.

Example:  Contract value held in subaccount = $540
          Net asset value of portfolio shares = $20
          per share on the record date may give instructions on 5.4 votes ($540 divided by $100)
          Converts into instructions on 27 shares of the Fund ($540 divided by $20)

     Matters on which Owners may give voting instructions include the following:

          (1) approval of any change in the Investment Advisory Agreement and Services Agreement, if any, for the portfolio(s) of the Fund(s) corresponding to the Owner's selected subaccount(s);

          (2) any change in the fundamental investment policies of the portfolio(s) corresponding to the Owner's selected subaccount(s); and

          (3) any other matter requiring a vote of the shareholders of either of the Funds.

Owners participating in a particular portfolio will vote separately on the following matters pursuant to the requirements of Rule 18f-2 under the 1940 Act:

          (1) approval of the Investment Advisory Agreement, or

          (2) any change in a portfolio's fundamental investment policies

                         DISTRIBUTION OF THE CONTRACTS

     MONY Securities Corporation ("MSC"), a New York corporation organized on September 26, 1969 which is a wholly-owned subsidiary of the Company, will act as the principal underwriter of the Contracts, pursuant to an underwriting agreement with the Company. MSC is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Contracts are sold by individuals who are registered representatives of MSC and who are licensed as life insurance agents for the Company. The Contracts may also be sold through other broker-dealers authorized by MSC and applicable law to do so. Commissions and other expenses directly related to the sale of the Contract will not exceed 6.0% of Purchase Payments. Additional compensation may be paid for persistency, sales quality, and contract size and for other services not directly related to the sale of the Contract. Such services include the training of personnel and the production of promotional material.

                               FEDERAL TAX STATUS

INTRODUCTION

     The Contracts described in this prospectus are designed for use by retirement plans that may or may not qualify for favorable tax treatment under the provisions of Sections 401, 403 (other than 403(b)), 408(b), and 457 of the Code. The ultimate effect of federal income taxes on

     - the value of the Contract's Fund Value,

     - annuity payments, and

     - economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

     - the type of retirement plan for which the Contract is purchased, and

     - the tax and employment status of the individual concerned.

     The following discussion of the treatment of Contracts and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. Any person considering the purchase of a Contract should consult a qualified tax adviser. A more detailed description of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY

     Under existing federal income tax laws, the income of MONY Variable Account A, to the extent that it is applied to increase reserves under the Contracts, is substantially nontaxable to the Company.

TAXATION OF ANNUITIES IN GENERAL

     The Contracts offered by this prospectus are designed for use in connection with Qualified Plans and Non-Qualified Plans. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Plans if the Owner is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a Contract are generally taxable to the annuitant as ordinary income except to the extent of

     - Participant contributions (in the case of Qualified Plans), or

     - Owner contributions (in the case of Non-Qualified Plans).

Owners, Annuitants, and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, and payments under the retirement plans in connection with which the Contracts are purchased.

     The Company will withhold and remit to the United States Government and, where applicable to state governments part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant

     - provides his or her taxpayer identification number to the Company, and

     - notifies the Company that he or she chooses not to have amounts withheld.

     The Technical and Miscellaneous Revenue Act of 1988 ("TAMRA") has requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include those resulting from gratuitous transfers. When computing the distributions for any 12 month period, distributions from all annuity contracts issued by the same company to the Owner (other than those issued to qualified retirement plans) will be treated as one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules is expected to affect tax-benefited plans.

     Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

          1. Part of a series of substantially equal periodic payments (at least annually) for

          - the participant's life or life expectancy,

          - the joint lives or life expectancies of the participant and his/her beneficiary,

          - or a period certain of not less than 10 years, or

          2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

     Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

     Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

RETIREMENT PLANS

     The Contracts described in this Prospectus currently are designed for use with the following types of retirement plans:

          (1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

          (2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k);

          (3) Deferred compensation plans provided by certain governmental entities under Section 457; and

          (4) Non-Qualified Plans.

     The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of Contracts with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                                PERFORMANCE DATA

     We may advertise the performance of the MONY Variable Account A subaccounts. We will also report performance to contract owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

     Performance information contained in these advertisements is based upon historical earnings and is not indicative of future performance. The data for each subaccount reflects the investment results of the designated portfolio of the Fund and recurring charges and deductions borne by or imposed on the portfolio and the subaccount. Set forth below for each subaccount is the manner in which the data contained in such advertisements will be calculated.

     Money Market Subaccount. The performance data for this subaccount will reflect the "yield" and "effective yield". The "yield" of the subaccount refers to the income generated by an investment in the Subaccount over the seven day period stated in the advertisement. This income is "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52 week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Subaccounts other than the Money Market Subaccount. The performance data for these subaccounts will reflect the "yield" and "total return". The "yield" of each of these subaccounts refers to the income generated by an investment in that subaccount over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the subaccount. The value of each subaccount is the average daily number of Units outstanding multiplied by the Unit Value on the last day of the period. The "yield" reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the Surrender Charge. "Total return" for each of these subaccounts refers to the return a Owner would receive during the period indicated if a $1,000 Purchase Payment was made the indicated number of years ago. It reflects historical investment results less charges and deductions of both the Funds and MONY Variable Account A, including any Surrender Charge imposed as a result of the full

Surrender, with the distribution being made in cash rather than in the form of one of the settlement options, at the close of the period for which the "total return" data is given. Total return data may also be shown assuming that the Contract continues in force (i.e., was not surrendered) beyond the close of the periods indicated, in which case that data would reflect all charges and deductions of both the Funds and the Variable Account other than the Surrender Charge. Returns for periods exceeding one year reflect the average annual total return for such period. In addition to the total return data described above based upon a $1,000 investment, comparable data may also be shown for an investment equal to the amount of the average purchase payment made by a purchaser of a Contract during the prior year.

     Non-Standardized Performance Data. From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed. A non-standardized format may be used where we add new subaccounts which purchase shares of funds in existence prior to the formation of such subaccounts. In such cases we will use historical performance of the underlying fund with the current expenses of the applicable subaccount under the Contract.

     Performance information for MONY Variable Account A may be compared in advertisements, sales literature, and reports to contract owners to various indices, including, without limitation, the Standard & Poor's 500 Indices and the Lehman Brothers, Shearson, CDA/Wiesenberger, Russell, Merrill Lynch, and Wilshire indices, and to various ranking services, including, without limitation, the Lipper Annuity and Closed End Survey compiled by Lipper Analytical Services and the VARDS report compiled by Variable Annuity Research and Data Service and to the Consumer Price Index (a measure for inflation)in order to provide the reader a basis for comparison of performance. Reports and promotional literature may also contain the Company's rating or a rating of the Company's claims paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organization.

                             ADDITIONAL INFORMATION

     This Prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

     For further information with respect to the Company and the Contracts offered by this Prospectus, including the Statement of Additional Information (which includes financial statements relating to the Company), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which MONY Variable Account A is a party. The Company and the principal underwriter are engaged in various kinds of routine litigation which, in the opinions of the Company and the principal underwriter, are not of material importance in relation to the total capital and surplus of the Company or the principal underwriter.

                              FINANCIAL STATEMENTS

     The financial statements for the Company should be distinguished from the financial statements of MONY Variable Account A and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. The financial statements of the Company should not be considered as bearing on the investment performance of the assets held in MONY Variable Account A. The financial statements of the Company and MONY Variable Account A are included in the Statement of Additional Information.

                               TABLE OF CONTENTS

                                       OF

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2001


ITEM                                                          PAGE
----                                                          ----
MONY Life Insurance Company.................................   (1)
Legal Opinion...............................................   (1)
Independent Accountants.....................................   (1)
Federal Tax Status..........................................   (2)
Performance Data............................................   (5)
Financial Statements........................................   F-1

     If you would like to receive a copy of the MONY Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company
Mail Drop 8-27
1740 Broadway
New York, New York 10019

Your name
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City   -------------------------------   State -------------   Zip -------------

     Please send me a copy of the MONY Variable Account A Statement of Additional Information.

POLICY C5-98-2

FORM NO. 14433 SL (5/1/01)                                             333-72259

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                             THE MONY CUSTOM MASTER

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2001


                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                            MONY VARIABLE ACCOUNT A

                                      AND

                          MONY LIFE INSURANCE COMPANY


     This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2001 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company ("Company"). The prospectus is available, at no charge, by writing the Company at 1740 Broadway, New York, New York, 10019, Mail Drop 8-27 or by calling 1-800-487-6669.


                               TABLE OF CONTENTS

                            ITEM                              PAGE
                            ----                              ----
MONY Life Insurance Company.................................   (1)
Legal Opinion...............................................   (1)
Independent Accountants.....................................   (1)
Federal Tax Status..........................................   (2)
Performance Data............................................   (5)
Financial Statements........................................  F-1


FORM NO. 14433 SL (5/1/01)                                             333-72259

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          MONY LIFE INSURANCE COMPANY

     MONY Life Insurance Company ("Company") is a stock life insurance company. It was organized under the laws of the state of New York in 1842 as a mutual life insurance company under the name The Mutual Life Insurance Company of New York. The principal offices of the Company are at 1740 Broadway, New York, New York 10019. MONY converted from a mutual life insurance company in 1998 in a process known as demutualization. The Company had consolidated assets at the end of 1999 of approximately $25.0 billion. The Company is licensed to sell insurance and annuities in all states of the United States, the District of Columbia, Puerto Rico, the Virgin Islands and all Provinces of Canada.

     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was upgraded to A (Excellent) based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts.

MORE ABOUT THE COMPANY

     The Company is one of America's oldest and most respected financial institutions. It is geared to meet the needs of today's consumers and business owners with an array of insurance products.

     For over 150 years, this firm, founded as The Mutual Life Insurance Company of New York, has had the distinction of being not only one of the oldest insurance companies in America -- but also the first American mutual life insurance company to issue life insurance to the general public. Other important innovations include the fact that MONY was the first insurance company to:

     - offer a variable annuity with a choice of equity or fixed investments

     - insure a woman

     - insure a member of the armed forces

     The Company's mission is to provide excellence and quality in products and services through its network of highly trained insurance professionals that include:

     - Whole Life Insurance

     - Universal Life insurance

     - Qualified Retirement Plans

     Through the Company's subsidiary, MONY Securities Corporation, a wide variety of investment products are also available which include:

     - Mutual Funds and Investment Services

                                 LEGAL OPINION

     Legal matters relating to federal securities laws applicable to the issue and sale of the Contract and all matters of New York law pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contract, have been passed upon by Frederick C. Tedeschi, Esq., Vice President and Chief Counsel -- Operations, of the Company.

                            INDEPENDENT ACCOUNTANTS

     The financial statements included herein have been audited by PricewaterhouseCoopers LLP, independent accountants, and are included herein in reliance on the reports of said firm given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York 10036.

                                       (1)

                               FEDERAL TAX STATUS

INTRODUCTION

     The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Contractholder, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

TAXATION OF ANNUITIES IN GENERAL

     Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Contractholders, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, a death benefit, an assignment or gift of the Contract, or as annuity payments.

SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

     A Contractholder who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employer contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special elective 5-year (and, for certain eligible persons, 10-year) income averaging in the case of Qualified Contracts. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Contractholder's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity Payments" below.)

     Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Surrender Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Contractholder. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and nontaxable return of investment.

     There are special rules for Qualified Plans or contracts involving 85 percent or more employee contributions. Since the cost basis of Qualified Contracts is generally zero, however, partial surrender amounts will generally be fully taxed as ordinary income.

     A Contractholder who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Contract.

ANNUITY PAYMENTS

     The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at

                                       (2)
ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the Annuitant's last taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

PENALTY TAX

     Payments received by Contractholders, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59 1/2; (b) in a series of substantially equal payments made for life or life expectancy following separation from service; (c) after the death of the Contractholder (or, where the Contractholder is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; or (f) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts received as an immediate annuity.

INCOME TAX WITHHOLDING

     The Company is required to withhold federal, and, where applicable, state, income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

     Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

          1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years; or

          2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

     Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

DIVERSIFICATION STANDARDS

     The United States Secretary of the Treasury has the authority to set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Secretary of the Treasury has issued certain regulations. Further regulations may be issued. The Funds are designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract.

     The Secretary of the Treasury has announced that he expects to issue regulations or Revenue Rulings that will prescribe the circumstances in which a Contractholder's control of the investments of a segregated asset account may cause the Contractholder, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations or Revenue Rulings could impose requirements that are not reflected in the Contract. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or Revenue Rulings. Since the regulations or Revenue Rulings have not been issued, there can be no assurance as to the content of such regulations or
                                       (3)

Revenue Rulings or even whether application of the regulations or Revenue Rulings will be prospective. For these reasons, Contractholders are urged to consult with their own tax advisers.

QUALIFIED PLANS

     The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Moreover, many of these tax rules were changed by the Tax Reform Act of 1986. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security (FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

H.R. 10 PLANS

     The Self-Employed Individuals Tax Retirement Act of 1962, as amended, which is commonly referred to as "H.R. 10," permits self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions, distribution dates, and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

     Section 408 of the Code permits eligible individuals to contribute to individual retirement programs known as "Individual Retirement Accounts" and "Individual Retirement Annuities." These Individual Retirement Accounts and Annuities are subject to limitations on the amounts which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into an Individual Retirement Account or Annuity.

CORPORATE PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

CERTAIN GOVERNMENTAL ENTITIES

     Section 457 of the Code permits certain governmental entities to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.

                                       (4)

                                PERFORMANCE DATA

MONEY MARKET SUBACCOUNT


     For the seven-day period ended December 31, 2000, the yield was 4.79% and the effective yield was 4.98%.


     The yield was calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

     The effective yield was calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to the Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

     As the Money Market Subaccount invests only in shares of the Money Market Portfolio of the MONY Series Fund, Inc. ("MONY Series Fund"), the First Day Value reflects the per share net asset value of the Money Market Portfolio (which will normally be $1.00) and the number of shares of the Money Market Portfolio of the MONY Series Fund held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the number of shares of the Money Market Portfolio of the MONY Series Fund held in the Money Market Subaccount due to the declaration of dividends (in the form of shares and including dividends (in the form of shares) on shares received as dividends) of the net investment income and the daily charges and deductions from the Subaccount for mortality and expense risks and a deduction for the Annual Contract Charge imposed on each Contract Anniversary which has been pro-rated to reflect the shortened 7-day period and allocated to the Money Market Subaccount in the proportion that the total value of the Money Market Subaccount bore to the total value of the Variable Account at the end of the period indicated. Net investment income reflects earnings on investments less expenses of the Fund including the Investment Advisory Fee (which for calculating the yield and effective yield quoted above is assumed to be .40 percent, the fee which would be charged based upon the amount of assets under management on the last day of the period for which the quoted yield is stated). Not reflected in either the yield or effective yield are surrender charges, which will not exceed 7% of total Purchase Payments made to the Contract.

                                       (5)

SUBACCOUNTS OTHER THAN MONEY MARKET SUBACCOUNT

TOTAL RETURN:

     The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods, is shown in the table below. This table does not reflect the impact of the tax laws, if any, on total return as a result of the surrender.

                            MONY VARIABLE ACCOUNT A


                                  TOTAL RETURN


                    (ASSUMING $1,000 PAYMENT AT BEGINNING OF
                     PERIOD AND SURRENDER AT END OF PERIOD)


                                                                                             FOR THE
                                                                                           PERIOD SINCE
                                          FOR THE          FOR THE          FOR THE         INCEPTION
                                        1 YEAR ENDED    5 YEARS ENDED    10 YEARS ENDED      THROUGH
                                        DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
              SUBACCOUNT                    2000            2000              2000             2000
              ----------                ------------    -------------    --------------    ------------
Enterprise Equity.....................     -12.35%          11.22%           14.94%            13.50%
Enterprise Small Company Value........      -5.18%          14.96%           16.93%            14.11%
Enterprise Managed....................      -6.15%          10.53%           16.70%            15.72%
Enterprise International Growth.......     -23.46%           7.55%             N/A              8.46%
Enterprise High Yield Bond............      -9.78%           3.82%             N/A              5.88%
Enterprise Growth.....................        N/A             N/A              N/A            -12.42%
Enterprise Growth and Income..........        N/A             N/A              N/A             -8.57%
Enterprise Small Company Growth.......        N/A             N/A              N/A            -13.19%
Enterprise Equity Income..............        N/A             N/A              N/A              0.89%
Enterprise Capital Appreciation.......        N/A             N/A              N/A            -13.63%
MONY Government Securities............       1.50%           3.28%             N/A              4.61%
MONY Intermediate Term Bond...........      -0.14%           3.09%            5.60%             5.77%
MONY Long Term Bond...................       6.98%           3.58%            7.69%             7.63%
Enterprise Multi-Cap Growth...........        N/A             N/A              N/A            -37.21%
Enterprise Balanced...................        N/A             N/A              N/A             -7.25%
Dreyfus Stock Index...................        N/A             N/A              N/A            -15.77%
The Dreyfus Socially Responsible
  Growth..............................        N/A             N/A              N/A            -14.72%
Fidelity VIP Growth...................        N/A             N/A              N/A            -13.60%
Fidelity VIP II Contrafund(R).........        N/A             N/A              N/A            -15.60%
Fidelity VIP III Growth
  Opportunities.......................        N/A             N/A              N/A            -22.34%
Janus Aspen Series Aggressive
  Growth..............................        N/A             N/A              N/A            -31.30%
Janus Aspen Series Balanced...........        N/A             N/A              N/A             -6.22%
Janus Aspen Series Capital
  Appreciation........................        N/A             N/A              N/A            -22.08%
Janus Aspen Series Worldwide Growth...        N/A             N/A              N/A             28.32%


    Although MONY Variable Account A commenced operations in February 1991, the total returns shown above reflect those operations as well as the historical results for MONY Legacy Variable Account A. MONY Legacy Variable Account A commenced operations on December 30, 1987 and the assets, reserves, and other liabilities thereof became the assets, reserves, and other liabilities of the MONY Variable Account A on February 28, 1991, the effective date of the merger of MONY Legacy Life Insurance Company into the Company. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the Subaccounts, which is August 1988 for the Equity and Managed Subaccounts, September 1988 for the Small Company Value Subaccount, March 1988 for the Intermediate Term Bond Subaccount, February 1988 for the Long Term Bond Subaccount, December 1994 for the Government Securities Portfolio, and November 1994 for the International Growth and for the High Yield Bond, and November 1998 for the Equity Income, Growth and Income, Growth, Capital Appreciation, and Small Company Growth Subaccounts. The inception date for the Enterprise Multi-Cap Growth, Enterprise Balanced, Dreyfus Stock Index, Dreyfus Socially Responsible, Fidelity VIP Growth, Fidelity VIP II Contrafund, Fidelity VIP III Growth Opportunities, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Capital Appreciation and Janus Aspen Series Worldwide Growth Subaccounts is July 1999. Total return is not indicative of future performance.
                                       (6)

     The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The total return percentages shown in the table reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee" beginning at page
17) and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender and a deduction for the Annual Contract Charge imposed on each Contract Anniversary and upon full surrender and allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

     The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the table below.

                            MONY VARIABLE ACCOUNT A


                                  TOTAL RETURN


                    (ASSUMING $1,000 PAYMENT AT BEGINNING OF
                    PERIOD AND CONTRACT CONTINUES IN FORCE)


                                                                                              FOR THE
                                                                                           PERIOD SINCE
                                          FOR THE          FOR THE          FOR THE          INCEPTION
                                        1 YEAR ENDED    5 YEARS ENDED    10 YEARS ENDED       THROUGH
                                        DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
              SUBACCOUNT                    2000            2000              2000             2000
              ----------                ------------    -------------    --------------    -------------
Enterprise Equity.....................      -6.46%          12.24%           14.94%            13.50%
Enterprise Small Company Value........       1.20%          16.03%           16.93%            14.11%
Enterprise Managed....................       0.16%          11.55%           16.70%            15.72%
Enterprise International Growth.......     -18.31%           8.52%             N/A              8.94%
Enterprise High Yield Bond............      -3.71%           4.77%             N/A              6.35%
Enterprise Growth.....................        N/A             N/A              N/A             -6.53%
Enterprise Growth and Income..........        N/A             N/A              N/A             -2.42%
Enterprise Small Company Growth.......        N/A             N/A              N/A             -7.36%
Enterprise Equity Income..............        N/A             N/A              N/A              7.68%
Enterprise Capital Appreciation.......        N/A             N/A              N/A             -7.82%
MONY Government Securities............       8.32%           4.25%             N/A              5.09%
MONY Intermediate Term Bond...........       6.58%           4.05%            5.60%             5.77%
MONY Long Term Bond...................      14.17%           4.56%            7.69%             7.63%
Enterprise Multi-Cap Growth...........        N/A             N/A              N/A            -32.98%
Enterprise Balanced...................        N/A             N/A              N/A             -1.01%
Dreyfus Stock Index...................        N/A             N/A              N/A            -10.10%
The Dreyfus Socially Responsible
  Growth..............................        N/A             N/A              N/A              8.99%
Fidelity VIP Growth...................        N/A             N/A              N/A             -7.79%
Fidelity VIP II Contrafund(R).........        N/A             N/A              N/A             -9.93%
Fidelity VIP III Growth
  Opportunities.......................        N/A             N/A              N/A            -17.12%
Janus Aspen Series Aggressive
  Growth..............................        N/A             N/A              N/A            -26.68%
Janus Aspen Series Balanced...........        N/A             N/A              N/A              0.09%
Janus Aspen Series Capital
  Appreciation........................        N/A             N/A              N/A            -16.84%
Janus Aspen Series Worldwide Growth...        N/A             N/A              N/A            -23.50%


                                       (7)

    Although MONY Variable Account A commenced operations in February 1991, the total returns shown above reflect those operations as well as the historical results for MONY Legacy Variable Account A. MONY Legacy Variable Account A commenced operations on December 30, 1987 and the assets, reserves, and other liabilities thereof became the assets, reserves, and other liabilities of the MONY Variable Account A on February 28, 1991, the effective date of the merger of MONY Legacy Life Insurance Company into the Company. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the Subaccounts, which is August 1988 for the Equity and Managed Subaccounts, September 1988 for the Small Company Value Subaccount, March 1988 for the Long Term Bond Subaccount, February 1986 for the Intermediate Term Bond Subaccount, December 1994 for the Government Securities Subaccount, and November 1994 for the International Growth and for the High Yield Bond Subaccounts, and November 1998 for the Equity Income, Growth and Income, Growth, Capital Appreciation, and Small Company Growth Subaccounts. The inception date for the Enterprise Multi-Cap Growth, Enterprise Balanced, Dreyfus Stock Index, Dreyfus Socially Responsible, Fidelity VIP Growth, Fidelity VIP II Contrafund, Fidelity VIP III Growth Opportunities, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Capital Appreciation and Janus Aspen Series Worldwide Growth Subaccounts is July 1999. Total return is not indicative of future performance.

     The table above reflects the same assumptions and results as the table appearing on page (6), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the table above reflects the total return a Contractholder would have received during that period if he did not surrender his Contract.

30-DAY YIELD:

     The yield for the Intermediate Term Bond, Long Term Bond, Government Securities and High Yield Bond Subaccounts is shown for the 30-day periods indicated in the following table.

                            MONY VARIABLE ACCOUNT A

                            YIELD FOR 30-DAY PERIOD



                                                                  YIELD FOR
                                                                30 DAYS ENDED
                                                              DECEMBER 31, 2000
                                                              -----------------
Intermediate Term Bond......................................        4.26%
Long Term Bond..............................................        4.04%
Government Securities.......................................        3.95%
High Yield Bond.............................................        8.70%


The 30-day yield is not indicative of future results.

     The yield shown in the table above is computed by subtracting from the net investment income of the corresponding Portfolio of the respective Fund charges and expenses imposed by the Variable Account and dividing the result by the value of the Subaccount. For the Intermediate Term Bond and Long Term Bond Portfolios, net investment income is the net of interest earned on the obligation held by the Portfolio and expenses accrued for the period. Interest earned on the obligation is determined by (i) computing the yield to maturity based on the market value of each obligation held in the corresponding Portfolio at the close of business on the thirtieth day of the period (or as to obligations purchased during that 30-day period, based on the purchase price plus accrued interest); (ii) dividing the yield to maturity for each obligation by 360; (iii) multiplying that quotient by the market value of each obligation (including actual accrued interest) for each day of the subsequent 30-day month that the obligation is in the Portfolio; and (iv) totaling the interest on each obligation. Discount or premium amortization is recomputed at the beginning of each 30-day period and with respect to discount and premium on mortgage or other asset-backed obligations subject to monthly payment of principal and interest, discount and premium is amortized on the remaining security, based on the cost of the security, to the weighted average maturity date, if available, or to the remaining term of the security, if the weighted average maturity date is not available. Gain or loss attributable to actual monthly paydowns is reflected as an increase or decrease in interest income during that period.

     The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.

     Net investment income of the corresponding Portfolio less all charges and expenses imposed by the Variable Account is divided by the product of the average daily number of Units outstanding and the value of

                                       (8)
one Unit on the last day of the period. The sum of the quotient and 1 is raised to the 6th power, 1 is subtracted from the result, and then multiplied by 2.

YEAR TO DATE TOTAL RETURN:


     The tables below show total returns for the period to date (January 1, 2001 to February 12, 2001) which have not been annualized and which assume a $1,000 payment made at the beginning of the period and reflecting the same assumptions and results as the table appearing on page (6), except, in the case of the column headed "Contract In Force", no contingent deferred sales (surrender) charge or annual contract charge has been deducted:


                            MONY VARIABLE ACCOUNT A

                          PERIOD TO DATE TOTAL RETURN


                        (JANUARY 1 TO FEBRUARY 12, 2001)

                (ASSUMING $1,000 PAYMENT AT BEGINNING OF PERIOD)


                                                                              NO SURRENDER
                                                             SURRENDER AT       CONTRACT
                        SUBACCOUNT                           END OF PERIOD      IN FORCE
                        ----------                           -------------    ------------
Enterprise Equity..........................................      -6.89%           -0.63%
Enterprise Small Company Value.............................       0.27%            7.01%
Enterprise Managed.........................................      -5.10%            1.28%
Enterprise International Growth............................     -11.86%           -5.93%
Enterprise High Yield Bond.................................       0.68%            7.44%
Enterprise Growth..........................................      -9.74%           -3.67%
Enterprise Growth and Income...............................      -5.55%            0.80%
Enterprise Small Company Growth............................      -2.43%            4.13%
Enterprise Equity Income...................................      -8.10%           -1.92%
Enterprise Capital Appreciation............................     -11.08%           -5.10%
MONY Government Securities.................................      -5.38%            0.99%
MONY Intermediate Term Bond................................      -4.83%            1.56%
MONY Long Term Bond........................................      -4.97%            1.42%
Enterprise Multi-Cap Growth................................      -9.41%           -3.32%
Enterprise Balanced........................................      -7.91%           -1.72%
Dreyfus Stock Index........................................      -5.69%            0.66%
The Dreyfus Socially Responsible Growth....................      -5.97%            0.35%
Fidelity VIP Growth........................................      -8.21%           -2.04%
Fidelity VIP II Contrafund(R)..............................     -10.34%           -4.31%
Fidelity VIP III Growth Opportunities......................      -9.00%           -2.88%
Janus Aspen Series Aggressive Growth.......................     -11.91%           -5.98%
Janus Aspen Series Balanced................................      -6.26%            0.04%
Janus Aspen Series Capital Appreciation....................      -7.94%           -1.75%
Janus Aspen Series Worldwide Growth........................      -8.23%           -2.06%


OTHER NON-STANDARDIZED PERFORMANCE DATA:

     From time to time, average annual total return or other performance data may also be advertised in nonstandardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

                                       (9)

                              FINANCIAL STATEMENTS

     The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account. The financial statements of the Company are included in the Statement of Additional Information.

                                      (10)

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
                         INDEX TO FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
With respect to MONY Variable Account A
  Report of Independent Accountants.........................    F-
  Statements of assets and liabilities as of December 31,
     2000...................................................    F-
  Statements of operations for the periods ended December
     31, 2000...............................................    F-
  Statements of changes in net assets for the periods ended
     December 31, 2000 and December 31, 1999................    F-
  Notes to financial statements.............................    F-

With respect to MONY Life Insurance Company
  Report of Independent Accountants.........................    F-
  Consolidated balance sheets as of December 31, 2000 and
     1999...................................................    F-
  Consolidated statements of income and comprehensive income
     for the years ended December 31, 2000, 1999 and 1998...    F-
  Consolidated statements of changes in shareholder's equity
     for the years ended December 31, 2000, 1999 and 1998...    F-
  Consolidated statements of cash flows for the years ended
     December 31, 2000, 1999 and 1998.......................    F-
  Notes to consolidated financial statements................    F-

     The Variable Account Financials and Company Financials as listed on the Index to Financial Statements on the previous page (page F-1) will be filed by Amendment.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a) Financial Statements for;



     (1) MONY Variable Account A are included in this Registration Statement:



        (a)Report of Independent Accountants



        (b)Statements of assets and liabilities as of December 31, 2000



        (c)Statements of operations for the year ended December 31, 2000



        (d)Statements of changes in net assets for the years ended December 31, 2000 and 1999



        (e)Notes to financial statements



     (2) With respect to MONY Life Insurance Company:


        (a) Report of Independent Accountants

        (b) Consolidated balance sheets as of December 31, 2000 and 1999


        (c) Consolidated statements of income and comprehensive income for the years ended December 31, 2000, 1999, and 1998


        (d) Consolidated statements of changes in shareholder's equity for the years ended December 31, 2000, 1999, and 1998


        (e) Consolidated statements of cash flows for the years ended December 31, 2000, 1999, and 1998

        (f) Notes to consolidated financial statements.


     (b) Exhibits


     (1) Resolutions of Board of Trustees of The Mutual Life Insurance Company of New York ("Company") authorizing the establishment of MONY Variable Account A ("Variable Account"), adopted November 28, 1990, filed as Exhibit (1) to Pre-Effective Amendment No. 1 to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated December 17, 1990, are incorporated herein by reference.

     (2) Not applicable.

     (3) (a) Underwriting Agreement between MONY Securities Corporation, The Mutual Life Insurance Company of New York, and MONY Series Fund, Inc. filed as Exhibit (3)(a) to Registration Statement (Registration No. 33-37718) dated November 9, 1990, is incorporated herein by reference.

          (b) Specimen Agreement with Registered Representatives filed as
     Exhibit 3(b) to PreEffective Amendment No. 1, to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated December 17, 1990, is incorporated herein by reference.

          (c) Specimen Agreement (Career Contract) between the Company and selling agents (with Commission Schedule), filed as Exhibit 3(c) to Registration Statement Nos. 33-18626 and 811-5394, dated November 20, 1987, is incorporated herein by reference.


     (4) Proposed forms of Flexible Payment Variable Annuity Contracts filed as Exhibit (4) to Pre-Effective Amendment No. 1 to Registration Statement (Registration No. 333-72259) dated April 16, 1999, is incorporated herein by reference.


     (5) Proposed form of Application for Flexible Payment Variable Annuity Contract (included in Exhibit 4).

     (6) Amended and Restated Charter and Amended and Restated By-Laws of MONY Life Insurance Company filed as Exhibit 1.(6) to Registration Statement (Registration Nos. 333-71417 and 811-6217) dated January 29, 1999 is incorporated herein by reference.

     (7) Not applicable.

     (8) Not applicable.

     (9) Opinion and Consent of Frederick C. Tedeschi, as Vice President and Chief Counsel -- Operations filed as Exhibit (9) to Pre-Effective Amendment No. 1 to Registration Statement (Registration No. 333-72259) dated April 16, 1999, is incorporated herein by reference.

     (10) Consent of PricewaterhouseCoopers LLP, Independent Accountants for MONY Variable Account A. Consent of PricewaterhouseCoopers LLP, Independent Accountants for MONY Life Insurance Company is filed herewith as Exhibit (10).

     (11) Not applicable.

     (12) Not applicable.

     (13) Calculation of Performance Data.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


1.  DIRECTORS




     TOM H. BARRETT Former Chairman of the Board, President & Chief Executive Officer, The Goodyear Tire & Rubber Company, Akron, Ohio.

     DAVID L. CALL Ronald P. Lynch Dean Emeritus, Cornell University, College of Agriculture and Life Sciences, Ithaca, New York.

     G. ROBERT DURHAM Retired Chairman and Chief Executive Officer, Walter Industries, Inc., Tampa, Florida and Retired Chairman and Chief Executive Officer, Phelps Dodge Corporation.

     JAMES B. FARLEY Retired Chairman and Chief Executive Office, MONY.

     ROBERT HOLLAND, JR. President and Chief Executive Officer, WorkPlace Integrators

     JAMES L. JOHNSON Chairman Emeritus, GTE Corporation, Stamford, Connecticut.

     FREDERICK W. KANNER Partner, Dewey Ballantine LLP, New York, NY.

     ROBERT R. KILEY President and Chief Executive Officer, The New York City Partnership and Chamber of Commerce, Inc., New York, NY.


     PAUL A. MILLER Chairman of the Executive Committee, Pacific Enterprises, Los Angeles, California.


     JANE C. PFEIFFER Management Consultant, Greenwich, Connecticut.

     THOMAS C. THEOBALD Managing Director, William Blair Capital Partners, L.L.C., Chicago, Illinois, Chicago, Illinois.

2.  OFFICER-DIRECTORS


     MICHAEL I. ROTH, Director, Chairman and Chief Executive Officer, The MONY Group Inc.; Director, Chairman and Chief Executive Officer, MONY; Director, Chairman of the Board, and Chief Executive Officer, MONY Life Insurance Company of America; Director, MONY Benefits Management Corp., and 1740 Advisers, Inc.



     SAMUEL J. FOTI, Director, President and Chief Operating Officer, The MONY Group Inc.; Director, President and Chief Operating Officer, MONY; Director, President and Chief Operating Officer, MONY Life Insurance Company of America; Director, MONY Brokerage, Inc., MONY Benefits Management Corp., Director and Chairman, MONY International Holdings, Inc., MONY Life Insurance Company of the Americas, Ltd., and MONY Bank & Trust Company of the Americas, Ltd.

     KENNETH M. LEVINE, Director, Executive Vice President and Chief Investment Officer, The MONY Group Inc.; Director, Executive Vice President and Chief Investment Officer, MONY; Director, Chairman, and President, MONY Series Fund, Inc.; Director and Executive Vice President, MONY Life Insurance Company of America; Director, 1740 Advisers, Inc., MONY Benefits Management Corp., MONY Realty Partners, Inc., and 1740 Ventures, Inc.


3.  OTHER OFFICERS


     LEE M. SMITH, Vice President and Secretary, The MONY Group Inc.; Corporate Secretary and Vice President, Government Relations, MONY.



     RICHARD E. CONNORS, Senior Vice President, MONY; Director, MONY Life Insurance Company of America and MONY Brokerage, Inc.



     RICHARD DADDARIO, Executive Vice President and Chief Financial Officer, The MONY Group Inc.; Executive Vice President and Chief Financial Officer, MONY; Executive Vice President, MONY Advisers, Inc.; Director, Vice President and Controller, MONY Life Insurance Company of America, Director, MONY Brokerage, Inc., MONY International Holdings, Inc. MONY Life Insurance Company of the Americas, Ltd., MONY Bank & Trust Company of the Americas, Ltd.



     PHILLIP A. EISENBERG, Senior Vice President and Chief Actuary, MONY; Director, Vice President and Actuary, MONY Life Insurance Company of America; Director, MONY Benefits Management Corp.



     STEPHEN J. HALL, Senior Vice President, MONY; Director, MONY Life Insurance Company of America and MONY Brokerage, Inc.



     DAVID V. WEIGEL, Vice President-Treasurer, The MONY Group Inc.; Vice President -- Treasurer, MONY; Vice President and Treasurer, MONY Realty Partners, Inc., and 1740 Ventures, Inc.; Treasurer, 1740 Advisers, Inc., MONY Life Insurance Company of America, MONY Series Fund, Inc., MONY Brokerage, Inc., and MONY Benefits Management Corp.


     For more than the past five years, the principal occupation of each of the officers listed above has been an officer of MONY.

     The business address for all officers and officer-directors of the Company is 1740 Broadway, New York, New York 10019.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The following is a diagram showing all corporations directly or indirectly controlled by or under common control with the Company, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.) Omitted from the diagram are subsidiaries of the Company that, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of the Company.

       MONY LIFE INSURANCE COMPANY ORGANIZATIONAL CHART AS OF 12/31/2000


                             [ORGANIZATIONAL CHART]

ITEM 27.  NUMBER OF CERTIFICATE OWNERS:


     As of December 31, 2000, MONY Variable Account A had 10,309 owners of contracts.


ITEM 28.  INDEMNIFICATION

     The Amended and Restated By-Laws of MONY Life Insurance Company provide, in
Article XV as follows:

     Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Section 722 of the Business Corporation Law of the State of New York, the Board may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of directors and officers, and the advance payment of their expenses in connection therewith.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) MONY Securities Corporation ("MSC"), a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"), is the principal underwriter of the Registrant and also acts as principal underwriter for MONY Series Fund, Inc. (the "Fund"). MONY acts as sub-investment adviser to the Fund through a services agreement.


     (b) The names, titles, and principal business addresses of the officers of MSC are listed on Schedule A of Form BD for MSC (Registration No. 8-15289) (originally filed on behalf of MONY Sales, Inc. on November 23, 1969) and Form U-4 filed by each individual officer, the texts of which are hereby incorporated by reference.



     (c) No commissions or other compensation was received by the principal underwriter, directly or indirectly, from or MONY Variable Account A during fiscal year 2000.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

     Registrant and MONY Life Insurance Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONY Variable Account A, has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, State of New York, on this 27th day of February, 2001 and Registrant hereby certifies that the requirements of Rule 485(a) have been met.


                                          MONY VARIABLE ACCOUNT A
                                          (Registrant)

                                          MONY LIFE INSURANCE COMPANY
                                          (Depositor)

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                                 Michael I. Roth, Director,
                                            Chairman and Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                     SIGNATURE                                    TITLE                     DATE
                     ---------                                    -----                     ----

                /s/ MICHAEL I. ROTH                  Director, Chairman and Chief     February 27, 2001
---------------------------------------------------    Executive Officer
                  Michael I. Roth

                /s/ SAMUEL J. FOTI                   Director, President and          February 27, 2001
---------------------------------------------------    Chief Operating Officer
                  Samuel J. Foti

               /s/ KENNETH M. LEVINE                 Director, Executive Vice         February 27, 2001
---------------------------------------------------    President
                 Kenneth M. Levine                     and Chief Investment Officer

               /s/ RICHARD DADDARIO                  Executive Vice President         February 27, 2001
---------------------------------------------------    and Chief Financial Officer
                 Richard Daddario

             /s/ PHILLIP A. EISENBERG                Senior Vice President            February 27, 2001
---------------------------------------------------    and Chief Actuary
               Phillip A. Eisenberg

                 /s/ LEE M. SMITH                    Vice President and Secretary     February 27, 2001
---------------------------------------------------
                   Lee M. Smith

                         *                           Director                         February 27, 2001
---------------------------------------------------
                  Tom H. Barrett

                         *                           Director                         February 27, 2001
---------------------------------------------------
                   David L. Call

                         *                           Director                         February 27, 2001
---------------------------------------------------
                 G. Robert Durham

                         *                           Director                         February 27, 2001
---------------------------------------------------
                  James B. Farley

                     SIGNATURE                                    TITLE                     DATE
                     ---------                                    -----                     ----
                         *                           Director                         February 27, 2001
---------------------------------------------------
                Robert Holland, Jr.

                         *                           Director                         February 27, 2001
---------------------------------------------------
                 James L. Johnson

                         *                           Director                         February 27, 2001
---------------------------------------------------
                Frederick W. Kanner

                         *                           Director                         February 27, 2001
---------------------------------------------------
                 Jane C. Pfeiffer

                         *                           Director                         February 27, 2001
---------------------------------------------------
                Thomas C. Theobald

*By: /s/ LEE M. SMITH
--------------------------------------------------
     Lee M. Smith
     Attorney-In-Fact